                                                             File No. 33-81784
                                                                      811-8642

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                    FORM N-4
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933              /X/
      Pre-Effective Amendment No.                                    / /

      Post-Effective Amendment No.  9                                /X/


REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940      /X/

      Amendment No. 6                                                /X/


                       ---------------------------------

                           (Exact Name of Registrant)
                        OHIO NATIONAL VARIABLE ACCOUNT D

                               (Name of Depositor)
                    THE OHIO NATIONAL LIFE INSURANCE COMPANY
              (Address of Depositor's Principal Executive Offices)
                                One Financial Way
                             Cincinnati, Ohio 45242
                         (Depositor's Telephone Number)
                                 (513) 794-6100
                       ---------------------------------

                     (Name and Address of Agent for Service)
            Ronald L. Benedict, Corporate Vice President, Counsel
                                and Secretary
                    The Ohio National Life Insurance Company
                                  P.O. Box 237
                             Cincinnati, Ohio 45201

                                   Notice to:
                           W. Randolph Thompson, Esq.
                                   Of Counsel
                              Jones & Blouch L.L.P.
                                 Suite 405 West
                       1025 Thomas Jefferson Street, N.W.
                             Washington, D.C. 20007
                       ---------------------------------

Approximate Date of Proposed Public Offering: As soon after the effective date of this amendment as is practicable.


It is proposed that this filing will become effective (check appropriate space):
              immediately upon filing pursuant to paragraph (b)
      ---

       X      on November 1, 1999, pursuant to paragraph (b)(1)(ix)
      ---

              60 days after filing pursuant to paragraph (a)(i)
      ---

              on (date) pursuant to paragraph (a)(i) of Rule 485.
      ---

If appropriate, check the following box:
              this post-effective amendment designates a new effective date for
      ---     a previously filed post-effective amendment.

                               OHIO NATIONAL VARIABLE ACCOUNT D

N-4 Item                       Caption in Prospectus
--------                       ---------------------

   1                           Cover Page

   2                           Glossary of Special Terms

   3                           Not applicable

   4                           Accumulation Unit Values

   5                           The Ohio National Companies

   6                           Deductions and Expenses

   7                           Description of the Contracts

   8                           Annuity Benefits

   9                           Death Benefit

   10                          Accumulation

   11                          Surrender and Withdrawal

   12                          Federal Tax Status

   13                          Not applicable

   14                          Table of Contents

                               Caption in Statement of Additional Information
                               ----------------------------------------------

   15                          Cover Page

   16                          Table of Contents

   17                          Not applicable

   18                          Custodian
                               Independent Certified Public Accountants

   19                          See Prospectus (Distribution of the Contracts)

   20                          Underwriter

   21                          Calculation of Money Market Subaccount Yield
                               Total Return

   22                          See Prospectus (Annuity Benefits)

   23                          Financial Statements

                               Caption in Part C
                               -----------------

   24                          Financial Statements and Exhibits

   25                          Directors and Officers of the Depositor

   26 Persons Controlled by or Under Common Control with the Depositor or Registrant

   27                          Number of Contractowners

   28                          Indemnification

   29                          Principal Underwriter

   30                          Location of Accounts and Records

   31                          Not applicable

   32                          Undertakings and Representations

                                     PART A

                                   PROSPECTUS

                                   PROSPECTUS

                        OHIO NATIONAL VARIABLE ACCOUNT D
                                       OF

                    THE OHIO NATIONAL LIFE INSURANCE COMPANY

                               One Financial Way
                             Montgomery, Ohio 45242
                            Telephone (800) 366-6654
                                      for
                 TAX QUALIFIED GROUP VARIABLE ANNUITY CONTRACTS

This prospectus offers a group variable annuity contract allowing you to accumulate values and paying you benefits on a variable and/or fixed basis.

Variable annuities provide contract values and lifetime annuity payments that vary with the investment results of the Funds you choose. You cannot be sure that account values or annuity payments will equal or exceed your contributions.

The contracts are designed for:

- annuity purchase plans adopted by public school systems and certain tax-exempt organizations described in Section 501(c)(3) of the Internal Revenue Code (the "Code"), qualifying for tax-deferred treatment pursuant to Section 403(b) of the Code,

- other employee pension or profit-sharing trusts or plans qualifying for tax-deferred treatment under Section 401(a), 401(k) or 403(a) of the Code,

- state and municipal deferred compensation plans, and

- non-tax-qualified plans.

The minimum contribution amount is $25 per participant. You may make additional contributions at any time, but not more often than biweekly. Generally, your plan governs the maximum amounts that may be contributed.


You may direct the allocation of contributions to one or more (but not more than 10 variable) subaccounts of Ohio National Variable Account D ("VAD"). VAD is a separate account of The Ohio National Life Insurance Company. The assets of VAD are invested in shares of the Funds. The Funds are portfolios of Ohio National Fund, Inc., The Dow Target Variable Fund LLC, Goldman Sachs Variable Insurance Trust, Janus Aspen Series, Lazard Retirement Series, Inc., Morgan Stanley Dean Witter Universal Funds, Inc. and Strong Variable Insurance Funds, Inc. See page 2 for the list of available Funds. See also the accompanying prospectuses of the Funds which might also contain information about other funds that are not available for these contracts.


You may withdraw all or part of the contract value to provide plan benefits at no charge. Amounts withdrawn for any other reason may be subject to federal income tax penalties. We may charge a withdrawal charge up to 7% of the amount withdrawn (up to a maximum of 9% of all contributions). Your exercise of contract rights may be subject to the terms of the qualified employee trust or annuity plan. This prospectus contains no information about your trust or plan.


KEEP THIS PROSPECTUS FOR FUTURE REFERENCE. IT SETS FORTH THE INFORMATION ABOUT VAD AND THE VARIABLE ANNUITY CONTRACT THAT YOU SHOULD KNOW BEFORE INVESTING. ADDITIONAL INFORMATION ABOUT VAD HAS BEEN FILED WITH THE SECURITIES AND EXCHANGE COMMISSION IN A STATEMENT OF ADDITIONAL INFORMATION DATED NOVEMBER 1, 1999. WE HAVE INCORPORATED THE STATEMENT OF ADDITIONAL INFORMATION BY REFERENCE. IT IS AVAILABLE UPON REQUEST AND WITHOUT CHARGE BY WRITING OR CALLING US AT THE ABOVE ADDRESS. THE TABLE OF CONTENTS FOR THE STATEMENT OF ADDITIONAL INFORMATION IS ON THE BACK PAGE OF THIS PROSPECTUS.



THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE. THIS PROSPECTUS SHOULD BE ACCOMPANIED BY THE CURRENT FUND PROSPECTUS.



Form V-4827                     NOVEMBER 1, 1999

                               TABLE OF CONTENTS



Available Funds..........................      3
Fee Table................................      4
Accumulation Unit Values.................      8
  Financial Statements...................     10
The Ohio National Companies..............     10
  Ohio National Life.....................     10
  Ohio National Variable Account D.......     10
  The Funds..............................     10
  Mixed and Shared Funding...............     11
  Voting Rights..........................     11
Distribution of the Contracts............     12
Deductions and Expenses..................     12
  Withdrawal Charge......................     12
  Deduction for Administrative
     Expenses............................     12
  Deduction for Risk Undertakings........     13
  Limitations on Deductions..............     13
  Transfer Fee...........................     13
  Deduction for State Premium Tax........     13
  Fund Expenses..........................     13
Description of the Contracts.............     13
Accumulation.............................     13
  Contribution Provisions................     13
  Accumulation Units.....................     13
  Crediting Accumulation Units...........     14
  Allocation of Contributions............     14
  Accumulation Unit Value and Contract
     Value...............................     14
  Net Investment Factor..................     14
  Surrender and Withdrawal...............     14
  Transfers Among Subaccounts............     15
TeleAccess...............................     15
  Payment of Plan Benefits...............     16
  Texas State Optional Retirement
     Program.............................     16
  Guaranteed Account.....................     16
Annuity Benefits.........................     17
  Purchasing an Annuity..................     17
  Annuity Options........................     17
  Determination of Amount of the First
     Variable Annuity Payment............     18
  Annuity Units and Variable Payments....     18
  Transfers after Annuity Purchase.......     19
Other Contract Provisions................     19
  Assignment.............................     19
  Periodic Reports.......................     19
  Substitution for Fund Shares...........
  Contract Owner Inquires................     19
Performance Data.........................     20
Federal Tax Status.......................     20
  Tax-Deferred Annuities.................     21
Qualified Pension or Profit-Sharing
  Plans..................................     22
Withholding on Distributions.............     22
Statement of Additional Information
  Contents...............................     23


Form V-4827

                                AVAILABLE FUNDS

                                               ADVISER (SUBADVISER)
OHIO NATIONAL FUND, INC.                       (Legg Mason Fund Adviser, Inc.)
Equity Portfolio                               Ohio National Investments, Inc.
Money Market Portfolio                         Ohio National Investments, Inc.
Bond Portfolio                                 Ohio National Investments, Inc.
Omni Portfolio (a flexible portfolio           (Federated Global Investment Management
fund)                                          Corp.)
International Portfolio                        (Federated Global Investment Management
International Small Company Portfolio          Corp.)
Capital Appreciation Portfolio                 (T. Rowe Price Associates, Inc.)
Small Cap Portfolio                            (Founders Asset Management LLC)
Aggressive Growth Portfolio                    (Strong Capital Management, Inc.)
Core Growth Portfolio                          (Pilgrim Baxter & Associates, Ltd.)
Growth & Income Portfolio                      (RS Investment Management, L.P.)
Capital Growth Portfolio                       (RS Investment Management, L.P.)
S&P 500 Index Portfolio                        Ohio National Investments, Inc.
Social Awareness Portfolio                     Ohio National Investments, Inc.
High Income Bond Portfolio                     (Federated Investment Counseling)
Equity Income Portfolio                        (Federated Investment Counseling)
Blue Chip Portfolio                            (Federated Investment Counseling)

THE DOW(SM) TARGET VARIABLE FUND LLC
The Dow(SM) Target 10 Portfolios               (First Trust Advisors L.P.)
The Dow(SM) Target 5 Portfolios                (First Trust Advisors L.P.)
GOLDMAN SACHS VARIABLE INSURANCE TRUST
Goldman Sachs Growth and Income Fund           Goldman Sachs Asset Management
Goldman Sachs CORE U.S. Equity Fund            Goldman Sachs Asset Management
Goldman Sachs Capital Growth Fund              Goldman Sachs Asset Management
JANUS ASPEN SERIES
Growth Portfolio                               Janus Capital Corporation
Worldwide Growth Portfolio                     Janus Capital Corporation
Balanced Portfolio                             Janus Capital Corporation
LAZARD RETIREMENT SERIES, INC.
Small Cap Portfolio                            Lazard Asset Management
Emerging Markets Portfolio                     Lazard Asset Management
MORGAN STANLEY DEAN WITTER UNIVERSAL FUNDS, INC.
U.S. Real Estate Portfolio                     Morgan Stanley Dean Witter Investment
                                               Management, Inc.
STRONG VARIABLE INSURANCE FUNDS, INC.
Strong Mid Cap Growth Fund II                  Strong Capital Management, Inc.
Strong Opportunity Fund II
  (a mid cap/small cap fund)                   Strong Capital Management, Inc.
Strong Schafer Value Fund II                   Strong Capital Management, Inc.

Form V-4827

                                   FEE TABLE

                                                                     CONTRACT YEAR
                                                                     OF SURRENDER                     PERCENTAGE
             CONTRACTOWNER TRANSACTION EXPENSES                      OR WITHDRAWAL                     CHARGED
             ----------------------------------                      -------------                    ----------
Deferred Sales Load (as a percentage of amount withdrawn)
(Percentage varies by number of years from the establishment of each participant's account.) (No charge for withdrawals
for plan payments.)                                                       1                               7%
                                                                          2                               6%
                                                                          3                               5%
                                                                          4                               4%
                                                                          5                               3%
                                                                          6                               2%
                                                                          7                               1%
                                                                     8 and later                          0%
Exchange (transfer) Fee                                                $5 (the fee is presently being waived)

VAD ANNUAL EXPENSES (as a percentage of average
  account value)
Mortality and Expense Risk Fees                          1.00%
Account Fees and Expenses                                0.35%
                                                         ----
Total VAD Annual Expenses                                1.35%


Neither the table nor the examples reflect any premium taxes that may be applicable to a contract. These currently range from 0% to 2.25%. For further details, see Deductions and Expenses.



FUND ANNUAL EXPENSES (AS A PERCENTAGE OF THE FUND AVERAGE NET ASSETS)



                                                                         TOTAL FUND
                                                                          EXPENSES       TOTAL       TOTAL FUND
                                                                          WITHOUT       WAIVERS       EXPENSES
                                                 MANAGEMENT    OTHER     WAIVERS OR       AND       WITH WAIVERS
                                                    FEES      EXPENSES   REDUCTIONS   REDUCTIONS*   OR REDUCTIONS
                                                 ----------   --------   ----------   -----------   -------------
OHIO NATIONAL FUND:
  Money Market*                                     0.30%       0.16%       0.46%         0.05%         0.41%
  Equity                                            0.80%       0.11%       0.91%         0.00%         0.91%
  Bond                                              0.58%       0.14%       0.72%         0.00%         0.72%
  Omni                                              0.54%       0.11%       0.65%         0.00%         0.65%
  S&P 500 Index                                     0.40%       0.09%       0.49%         0.00%         0.49%
  International*                                    0.90%       0.27%       1.17%         0.05%         1.12%
  International Small Company                       1.00%       0.40%       1.40%         0.00%         1.40%
  Capital Appreciation                              0.80%       0.13%       0.93%         0.00%         0.93%
  Small Cap                                         0.80%       0.11%       0.91%         0.00%         0.91%
  Aggressive Growth                                 0.80%       0.14%       0.94%         0.00%         0.94%
  Core Growth                                       0.95%       0.18%       1.13%         0.00%         1.13%
  Growth & Income                                   0.85%       0.12%       0.97%         0.00%         0.97%
  Capital Growth                                    0.90%       0.40%       1.30%         0.00%         1.30%
  Social Awareness                                  0.60%       0.21%       0.81%         0.00%         0.81%
  High Income Bond                                  0.75%       0.05%       0.80%         0.00%         0.80%
  Equity Income                                     0.75%       0.43%       1.18%         0.00%         1.18%
  Blue Chip                                         0.90%       0.32%       1.22%         0.00%         1.22%
DOW TARGET VARIABLE FUND LLC:
  Dow Target 10**                                   0.60%       0.15%       0.75%         0.00%         0.75%
  Dow Target 5**                                    0.60%       0.15%       0.75%         0.00%         0.75%


Form V-4827

                                                                         TOTAL FUND
                                                                          EXPENSES       TOTAL       TOTAL FUND
                                                                          WITHOUT       WAIVERS       EXPENSES
                                                 MANAGEMENT    OTHER     WAIVERS OR       AND       WITH WAIVERS
                                                    FEES      EXPENSES   REDUCTIONS   REDUCTIONS*   OR REDUCTIONS
                                                 ----------   --------   ----------   -----------   -------------
GOLDMAN SACHS VARIABLE INSURANCE TRUST:
  Goldman Sachs Growth and Income*                  0.75%       1.94%       2.69%         1.79%         0.90%
  Goldman Sachs CORE U.S. Equity*                   0.70%       2.13%       2.83%         2.03%         0.80%
  Goldman Sachs Capital Growth*                     0.75%       1.03%       1.78%         0.68%         0.90%
JANUS ASPEN SERIES:
  Growth*                                           0.72%       0.03%       0.75%         0.07%         0.68%
  Worldwide Growth*                                 0.67%       0.07%       0.74%         0.02%         0.72%
  Balanced                                          0.72%       0.02%       0.74%         0.00%         0.74%
LAZARD RETIREMENT SERIES, INC.:
  Small Cap*                                        0.75%      16.20%      16.95%        15.70%         1.25%
  Emerging Markets*                                 1.00%      14.37%      15.37%        13.77%         1.60%
MORGAN STANLEY DEAN WITTER UNIVERSAL FUNDS,
  INC.:
  U.S. Real Estate*                                 0.80%       1.52%       2.32%         1.22%         1.10%
STRONG VARIABLE INSURANCE FUNDS, INC.:
  Strong Mid Cap Growth II                          1.00%       0.20%       1.20%         0.00%         1.20%
  Strong Opportunity II                             1.00%       0.10%       1.16%         0.00%         1.16%
  Strong Schafer Value II                           1.00%       0.20%       1.20%         0.00%         1.20%



EXAMPLE - If you surrendered your contract at the end of the applicable time period, you would pay the following aggregate expenses on a $1,000 investment in each Fund, assuming 5% annual return:



                                                              1       3       5      10
                                                             YEAR   YEARS   YEARS   YEARS
                                                             ----   -----   -----   -----
OHIO NATIONAL FUND, INC.:
  Money Market*                                              $90    $110    $131    $207
  Equity                                                      95     125     155     260
  Bond                                                        93     119     146     240
  Omni                                                        92     117     143     233
  S&P 500 Index                                               91     113     135     216
  International*                                              97     131     166     281
  International Small Company                                 99     139     179     308
  Capital Appreciation                                        95     125     156     262
  Small Cap                                                   95     125     155     260
  Aggressive Growth                                           95     126     157     263
  Core Growth                                                 97     131     166     282
  Social Awareness                                            94     122     150     249
  Growth & Income                                             95     127     158     266
  Capital Growth                                              81     127     158     298
  High Income Bond                                            76     112     133     248
  Equity Income                                               79     123     152     287
  Blue Chip                                                   80     125     154     290
DOW TARGET VARIABLE FUND LLC:
  Dow Target 10**                                             75     110     131     243
  Dow Target 5**                                              75     110     131     243
GOLDMAN SACHS VARIABLE INSURANCE TRUST:
  Goldman Sachs Growth and Income*                            77     115     138     258
  Goldman Sachs CORE U.S. Equity*                             76     112     133     248
  Goldman Sachs Capital Growth*                               77     115     138     258


Form V-4827

                                                              1       3       5      10
                                                             YEAR   YEARS   YEARS   YEARS
                                                             ----   -----   -----   -----
JANUS ASPEN SERIES:
  Growth*                                                    $74    $108    $127    $236
  Worldwide Growth*                                           75     109     129     240
  Balanced                                                    75     110     130     242
LAZARD RETIREMENT SERIES, INC.:
  Small Cap*                                                  80     125     156     293
  Emerging Markets*                                           84     136     173     327
MORGAN STANLEY DEAN WITTER UNIVERSAL FUNDS, INC.:
  U.S. Real Estate*                                           79     121     148     279
STRONG VARIABLE INSURANCE FUNDS, INC.:
  Strong Mid Cap Growth II                                    80     124     153     289
  Strong Opportunity II                                       79     123     151     285
  Strong Schafer Value II                                     80     124     153     289



EXAMPLE - If you do not surrender your contract or if you annuitize at the end of the applicable time period, you would pay the following aggregate expenses on the same investment:



                                                              1       3       5      10
                                                             YEAR   YEARS   YEARS   YEARS
                                                             ----   -----   -----   -----
OHIO NATIONAL FUND, INC.:
  Money Market*                                              $18     $55    $ 95    $207
  Equity                                                      23      71     121     260
  Bond                                                        21      65     111     240
  Omni                                                        20      63     108     233
  S&P 500 Index                                               19      58     100     216
  International*                                              25      77     132     281
  International Small Company                                 28      85     145     308
  Capital Appreciation                                        23      71     122     262
  Small Cap                                                   23      71     121     260
  Aggressive Growth                                           23      72     123     263
  Core Growth                                                 25      77     132     282
  Social Awareness                                            22      68     116     249
  Growth & Income                                             24      72     124     266
  Capital Growth                                              27      82     141     298
  High Income Bond                                            22      67     115     248
  Equity Income                                               26      79     135     287
  Blue Chip                                                   26      80     137     290
DOW TARGET VARIABLE FUND LLC:
  Dow Target 10**                                             21      66     113     243
  Dow Target 5**                                              21      66     113     243
GOLDMAN SACHS VARIABLE INSURANCE TRUST:
  Goldman Sachs Growth and Income*                            23      70     120     258
  Goldman Sachs CORE U.S. Equity*                             22      67     115     248
  Goldman Sachs Capital Growth*                               23      70     120     258
JANUS ASPEN SERIES:
  Growth*                                                     21      64     109     236
  Worldwide Growth*                                           21      65     111     240
  Balanced                                                    21      65     112     242


Form V-4827

                                                              1       3       5      10
                                                             YEAR   YEARS   YEARS   YEARS
                                                             ----   -----   -----   -----
LAZARD RETIREMENT SERIES, INC.:
  Small Cap*                                                 $26     $81    $138    $293
  Emerging Markets*                                           30      91     155     327
MORGAN STANLEY DEAN WITTER UNIVERSAL FUNDS, INC.:
  U.S. Real Estate*                                           25      76     131     279
STRONG VARIABLE INSURANCE FUNDS, INC.:
  Strong Mid Cap Growth II                                    26      79     136     289
  Strong Opportunity II                                       25      78     134     285
  Strong Schafer Value II                                     26      79     136     289



*The investment advisers of certain Funds are voluntarily waiving part or all of their management fees and/or reimbursing certain Funds in order to reduce total Fund expenses.



EXAMPLE - Without the voluntary fee waivers or reimbursements by investment advisers, if you surrendered your contract at the end of the applicable time period, you would pay the following aggregate expenses on a $1,000 investment in each of the following Funds, assuming 5% annual return:



                                                              1       3       5      10
                                                             YEAR   YEARS   YEARS   YEARS
                                                             ----   -----   -----   -----
OHIO NATIONAL FUND, INC.:
  Money Market                                               $ 91   $112    $133    $213
  International                                                97    132     168     286
GOLDMAN SACHS VARIABLE INSURANCE TRUST:
  Goldman Sachs Growth and Income                              95    168     225     424
  Goldman Sachs CORE U.S. Equity                               96    172     231     436
  Goldman Sachs Capital Growth                                 85    141     182     344
JANUS ASPEN SERIES:
  Growth 75                                                   110    131     243
  Worldwide Growth                                             75    110     130     242
LAZARD RETIREMENT SERIES, INC.:
  Small Cap                                                   226    494     674     976
  Emerging Markets                                            212    466     642     957
MORGAN STANLEY DEAN WITTER UNIVERSAL FUNDS, INC.:
  U.S. Real Estate                                             91    157     208     392



Example - Without the voluntary fee waivers or reimbursements by investment advisers, if you do not surrender your contract or if you annuitize at the end of the applicable time period, you would pay the following aggregate expenses on the same investment:



                                                              1       3       5      10
                                                             YEAR   YEARS   YEARS   YEARS
                                                             ----   -----   -----   -----
OHIO NATIONAL FUND, INC.:
  Money Market                                               $ 18   $ 57    $ 98    $213
  International                                                26     78     134     286
GOLDMAN SACHS VARIABLE INSURANCE TRUST:
  Goldman Sachs Growth and Income                              41    123     207     424
  Goldman Sachs CORE U.S. Equity                               42    127     213     436
  Goldman Sachs Capital Growth                                 32     97     164     344
JANUS ASPEN SERIES:
  Growth                                                       21     66     113     243
  Worldwide Growth                                             21     65     112     242


Form V-4827

                                                              1       3       5      10
                                                             YEAR   YEARS   YEARS   YEARS
                                                             ----   -----   -----   -----
LAZARD RETIREMENT SERIES, INC.:
  Small Cap                                                  $171   $447    $655    $976
  Emerging Markets                                            157    419     623     957
MORGAN STANLEY DEAN WITTER UNIVERSAL FUNDS, INC.:
  U.S. Real Estate                                             37    112     190     392



**The "Other Expenses" (and accordingly, the Total Fund Expenses) for these Funds are based on estimates.



The purpose of the above table is to help you to understand the costs and expenses that you will bear directly or indirectly. THESE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSE. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN. Note that the expense amounts shown in the examples are aggregate amounts for the total number of years indicated. In the examples, the annual fee is treated as if it were deducted as a percentage of assets, based upon the average account value for all contracts, including ones from which a portion of the contract fee may be paid from amounts invested in the Guaranteed Account. The above table and examples reflect only the charges for contracts currently offered by this prospectus and not other contracts that we may offer.



                            ACCUMULATION UNIT VALUES


This series of group variable annuity contracts began on January 25, 1995. The International Small Company and Aggressive Growth funds began on March 31, 1995. The Core Growth, Growth & Income, S&P 500 Index and Social Awareness funds began on January 3, 1997.

The net annualized yield for the Money Market fund in these contracts for the seven days ended December 31, 1998 was 3.84%.

EQUITY

YEAR ENDED      UNIT VALUE AT     UNIT VALUE AT   NUMBER OF UNITS
DECEMBER 31   BEGINNING OF YEAR    END OF YEAR    AT END OF YEAR
-----------   -----------------   -------------   ---------------
 1995            $ 10.000000       $ 12.198167      13,287
 1996              12.198167         14.243704      32,583
 1997              14.243704         16.607094      74,941
 1998              16.607094         17.323587      107,618

MONEY MARKET

YEAR ENDED      UNIT VALUE AT     UNIT VALUE AT   NUMBER OF UNITS
DECEMBER 31   BEGINNING OF YEAR    END OF YEAR    AT END OF YEAR
-----------   -----------------   -------------   ---------------
 1995            $ 10.000000       $ 10.346422       1,732
 1996              10.346422         10.735959       7,977
 1997              10.735959         11.161886      32,475
 1998              11.161886         11.606378      48,567

BOND

YEAR ENDED      UNIT VALUE AT     UNIT VALUE AT   NUMBER OF UNITS
DECEMBER 31   BEGINNING OF YEAR    END OF YEAR    AT END OF YEAR
-----------   -----------------   -------------   ---------------
 1995            $ 10.000000       $ 11.207694       1,139
 1996              11.207694         11.468004       6,512
 1997              11.468004         12.365430      12,237
 1998              12.365430         12.837064      16,940

Form V-4827

OMNI

YEAR ENDED      UNIT VALUE AT     UNIT VALUE AT   NUMBER OF UNITS
DECEMBER 31   BEGINNING OF YEAR    END OF YEAR    AT END OF YEAR
-----------   -----------------   -------------   ---------------
 1995            $ 10.000000       $ 11.742940      13,547
 1996              11.742940         13.386856      45,160
 1997              13.386856         15.605553      98,309
 1998              15.605553         16.095248      146,331

INTERNATIONAL

YEAR ENDED      UNIT VALUE AT     UNIT VALUE AT   NUMBER OF UNITS
DECEMBER 31   BEGINNING OF YEAR    END OF YEAR    AT END OF YEAR
-----------   -----------------   -------------   ---------------
 1995            $ 10.000000       $ 11.256284      20,393
 1996              11.256284         12.714297      42,439
 1997              12.714297         12.810197      100,959
 1998              12.810197         13.130325      110,066

INTERNATIONAL SMALL COMPANY

YEAR ENDED      UNIT VALUE AT     UNIT VALUE AT   NUMBER OF UNITS
DECEMBER 31   BEGINNING OF YEAR    END OF YEAR    AT END OF YEAR
-----------   -----------------   -------------   ---------------
 1995            $ 10.000000       $ 10.780072       8,523
 1996              10.780072         11.922317      13,394
 1997              11.922317         13.135923      16,765
 1998              13.135923         13.418205      12,900

CAPITAL APPRECIATION

YEAR ENDED      UNIT VALUE AT     UNIT VALUE AT   NUMBER OF UNITS
DECEMBER 31   BEGINNING OF YEAR    END OF YEAR    AT END OF YEAR
-----------   -----------------   -------------   ---------------
 1995            $ 10.000000       $ 11.663489      39,782
 1996              11.663489         13.320406      54,003
 1997              13.320406         15.139212      78,535
 1998              15.139212         15.820771      72,571

SMALL CAP

YEAR ENDED      UNIT VALUE AT     UNIT VALUE AT   NUMBER OF UNITS
DECEMBER 31   BEGINNING OF YEAR    END OF YEAR    AT END OF YEAR
-----------   -----------------   -------------   ---------------
 1995            $ 10.000000       $ 12.909669         24,533
 1996              12.909669         14.992559         39,188
 1997              14.992559         16.045605         78,648
 1998              16.045605         17.505914         91,751

AGGRESSIVE GROWTH

YEAR ENDED      UNIT VALUE AT     UNIT VALUE AT   NUMBER OF UNITS
DECEMBER 31   BEGINNING OF YEAR    END OF YEAR    AT END OF YEAR
-----------   -----------------   -------------   ---------------
 1995            $ 10.000000       $ 12.568155       3,057
 1996              12.568155         12.494380       9,915
 1997              12.494380         13.872097      21,702
 1998              13.872097         14.760465      38,333

CORE GROWTH

YEAR ENDED      UNIT VALUE AT     UNIT VALUE AT   NUMBER OF UNITS
DECEMBER 31   BEGINNING OF YEAR    END OF YEAR    AT END OF YEAR
-----------   -----------------   -------------   ---------------
 1997            $ 10.000000       $  9.562924      12,433
 1998               9.562924         10.267604      23,776

Form V-4827

GROWTH & INCOME

YEAR ENDED      UNIT VALUE AT     UNIT VALUE AT   NUMBER OF UNITS
DECEMBER 31   BEGINNING OF YEAR    END OF YEAR    AT END OF YEAR
-----------   -----------------   -------------   ---------------
 1997            $ 10.000000       $ 13.476367      11,608
 1998              13.476367         14.239205      71,864

S&P 500 INDEX

YEAR ENDED      UNIT VALUE AT     UNIT VALUE AT   NUMBER OF UNITS
DECEMBER 31   BEGINNING OF YEAR    END OF YEAR    AT END OF YEAR
-----------   -----------------   -------------   ---------------
 1997            $ 10.000000       $ 12.999822      26,903
 1998              12.999822         16.675212      112,232

SOCIAL AWARENESS

YEAR ENDED      UNIT VALUE AT     UNIT VALUE AT   NUMBER OF UNITS
DECEMBER 31   BEGINNING OF YEAR    END OF YEAR    AT END OF YEAR
-----------   -----------------   -------------   ---------------
 1997            $ 10.000000       $ 12.396349       3,506
 1998              12.396349          9.490457      20,572

FINANCIAL STATEMENTS

The complete financial statements of VAD and Ohio National Life, including the Independent Auditors' Reports for them, may be found in the Statement of Additional Information.

                          THE OHIO NATIONAL COMPANIES

OHIO NATIONAL LIFE

Ohio National Life was organized under the laws of Ohio on September 9, 1909 as a stock life insurance company. We are now ultimately owned by a mutual holding company (Ohio National Mutual Holdings, Inc.) with the majority ownership being by our policyholders. We write life, accident and health insurance and annuities in 47 states, the District of Columbia and Puerto Rico. Currently, we have assets in excess of $7 billion and equity in excess of $710 million. Our home office is located at One Financial Way, Montgomery, Ohio 45242.

OHIO NATIONAL VARIABLE ACCOUNT D

We established VAD on August 1, 1969 as a separate account under Ohio law for the purpose of funding variable annuity contracts. (Until 1993, VAD was used to fund group variable annuity contracts unrelated to the contracts offered in this prospectus. Those unrelated group variable annuity contracts are now funded through another separate account.) Contributions for the contracts are allocated to one or more subaccounts of VAD. However, a participant's account values may not be allocated to more than 10 variable subaccounts at any one time. Income, gains and losses, whether or not realized, from assets allocated to VAD are, credited to or charged against VAD without regard to our other income, gains or losses. The assets maintained in VAD will not be charged with any liabilities arising out of any of our other business. Nevertheless, all obligations arising under the contracts, including the commitment to make annuity payments, are our general corporate obligations. Accordingly, all of our assets are available to our meet obligations under the contracts. VAD is registered as a unit investment trust under the Investment Company Act of 1940.


The assets of each subaccount of VAD are invested at net asset value in Fund shares.



THE FUNDS



The Funds are mutual funds registered under the Investment Company Act of 1940. Fund shares are sold only to insurance company separate accounts to fund variable annuity contracts and variable life insurance policies and, in some cases, to qualified plans. The value of each Fund's investments fluctuates daily and is subject to the risk that


Form V-4827

Fund management may not anticipate or make changes necessary in the investments to meet changes in economic conditions.



The Funds receive investment advice from their investment advisers. The Funds pay each of the investment advisers a fee as shown in the fee table beginning on page 4. In some cases, the investment adviser pays part of its fee to a subadviser.



Affiliates of certain Funds may compensate us based upon a percentage of the Fund's average daily net assets that are allocated to VAD. These percentages vary by Fund. This is intended to compensate us for administrative and other services we provide to the Funds and their affiliates.



For additional information concerning the Funds, including their investment objectives, see the Fund prospectuses. Read them carefully before investing. They may contain information about other funds that are not available as investment options for these contracts. You cannot be sure that any Fund will achieve its stated objectives and policies.



The investment policies, objectives and/or names of some of the Funds may be similar to those of other investment companies managed by the same investment adviser or subadviser. However, similar funds often do not have comparable investment performance. The investment results of the Funds may be higher or lower than those of the other funds.



MIXED AND SHARED FUNDING



In addition to being offered to VAD, certain Fund shares are offered to our other separate accounts for variable annuity contracts and a separate account of Ohio National Life Assurance Corporation for variable life insurance contracts. Fund shares may also be offered to other insurance company separate accounts and qualified plans. It is conceivable that in the future it may become disadvantageous for one or more of variable life and variable annuity separate accounts, or separate accounts of other life insurance companies, and qualified plans, to invest in Fund shares. Although neither we nor any of the Funds currently foresee any such disadvantage, the Board of Directors or Trustees of each Fund will monitor events to identify any material conflict among different types of owners and to determine if any action should be taken. That could possibly include the withdrawal of VAD's participation in a Fund. Material conflicts could result from such things as:



- changes in state insurance law;


- changes in federal income tax law;

- changes in the investment management of any Fund; or

- differences in voting instructions given by different types of owners.

VOTING RIGHTS

We will vote Fund shares held in VAD at Fund shareholders meetings in accordance with voting instructions received from contract owners. We will determine the number of Fund shares for which you are entitled to give instructions as described below. This determination will be within 90 days before the shareholders meeting. Fund proxy material and forms for giving voting instructions will be distributed to each owner. We will vote Fund shares held in VAD, for which no timely instructions are received, in proportion to the instructions that we do receive for VAD.

The number of Fund shares for which you may instruct us is determined by dividing your contract value in each Fund by the net asset value of a share of that Fund as of the same date. For variable annuities purchased for participants, the number of Fund shares for which you may instruct us is determined by dividing the actuarial liability for those variable annuities by the net asset value of a Fund share as of the same date. Generally, the number of votes tends to decrease as annuity payments progress.

Form V-4827

                         DISTRIBUTION OF THE CONTRACTS

The contracts are sold by our insurance agents who are also registered representatives of (a) The O. N. Equity Sales Company ("ONESCO"), a wholly-owned subsidiary of ours, or (b) other broker-dealers that have entered into distribution agreements with Ohio National Equities, Inc. ("ONEQ") another wholly-owned subsidiary of ours. ONEQ is the principal underwriter of the contracts. Each of ONEQ, ONESCO and the other broker-dealers is registered under the Securities Exchange Act of 1934 and a member of the National Association of Securities Dealers, Inc. We pay ONEQ compensation equal to no more than 5% of contributions. ONEQ then pays part of that amount to ONESCO and the other broker-dealers. ONESCO and the other broker-dealers pay their registered representatives from their own funds. Contributions on which nothing is paid to registered representatives may not be included in amounts on which we pay the fee to ONEQ. If our withdrawal charge is not sufficient to recover the fee paid to ONEQ any deficiency will be made up from general assets. These include, among other things, any profit from the mortality and expense risk charges. ONEQ's address is One Financial Way, Montgomery, Ohio 45242.

                            DEDUCTIONS AND EXPENSES

WITHDRAWAL CHARGE

There is no deduction from contributions to pay sales expense. We may assess a withdrawal charge if you surrender the contract or withdraw part of its value (except to make plan payments). The purpose of this charge is to defray expenses relating to the sale of the contract, including compensation to sales personnel, cost of sales literature and prospectuses, and other expenses related to sales activity. The withdrawal charge equals a percent of the contract value withdrawn. This percent varies by the number of years from the date the participant's account was established under the contract until the day the withdrawal occurs as follows:

  YEAR OF
WITHDRAWAL    PERCENTAGE
----------    ----------
     1          7%
     2          6%
     3          5%
     4          4%
     5          3%
     6          2%
     7          1%
8 and later     0%

The total of all withdrawal charges together with any distribution expense risk charges made against any participant account will never exceed 9% of the total contributions made to that participant account. (See Deduction for Risk Undertakings, below.) If the trustee of a retirement plan qualifying under
Section 401, 403(b), or 457 of the Code uses values of at least $250,000 from an Ohio National Life individual or group annuity to provide the first purchase payment for a contract offered under this prospectus, this contract will be treated (for purposes of determining the withdrawal charge) as if each existing participant's account funded with any portion of that first purchase payment had been established at the same time as the original annuity (or the same time the individual annuity was issued to the participant) and as if the purchase payments made for the fixed annuity had been made for this contract. This does not apply to participants added after this contract is issued.

DEDUCTION FOR ADMINISTRATIVE EXPENSES

At the end of each valuation period, we deduct an amount presently equal to 0.35% on an annual basis, of the contract value. This deduction reimburses us for administrative expenses. Examples of these expenses are expenses are accounting, auditing, legal, contract owner services, reports to regulatory authorities and contract owners, contract issue, etc.

Form V-4827

DEDUCTION FOR RISK UNDERTAKINGS

We guarantee that the contract value will not be affected by any excess of sales and administrative expenses over the deductions for them. We also guarantee that variable annuity payments will not be affected by adverse mortality experience or expenses.

For assuming these risks, when we determine the accumulation unit values and the annuity unit values for each subaccount, we make a deduction from the applicable investment results equal to 1% of the contract value on an annual basis. The risk charge is an indivisible whole of the amount currently being deducted. However, we believe that a reasonable allocation would be 0.40% for mortality risk, and 0.60% for expense risk. We hope to realize a profit from this charge. However, there will be a loss if the deduction fails to cover the actual risks involved.

The contracts also provide for a distribution expense risk charge of no more than 0.40%. We are not presently deducting that charge.

LIMITATIONS ON DEDUCTIONS

The contracts provide that we may reduce the deductions for administrative expense, mortality and expense risks, and distribution expense risk at any time. Each of these deductions may be increased, not more often than annually, and the total of all these deductions may never exceed 2% per year.

TRANSFER FEE

We may charge a transfer fee of $5 for each transfer of a participant's account values from one subaccount to another. The fee is charged against the subaccount from which the transfer is made. We are not currently charging this fee.

DEDUCTION FOR STATE PREMIUM TAX

Most states do not presently charge a premium tax for these contracts. Where a tax applies, the rates are presently 0.5% in California, 1.0% in Puerto Rico and West Virginia, 2.0% in Kentucky and 2.25% in the District of Columbia. The deduction for premium taxes will be made when incurred. Normally, that is not until annuity payments begin.

FUND EXPENSES

There are deductions from, and expenses paid out of, the assets of the Funds. These are described in the Fund prospectus.

                          DESCRIPTION OF THE CONTRACTS

                                  ACCUMULATION

CONTRIBUTION PROVISIONS

The contracts provide for minimum contributions of $25 per participant. Your plan defines the maximum contributions allowed. You may make contributions at any time but not more often than biweekly. We may agree to modify any of these limits.

ACCUMULATION UNITS

The contract value is measured by accumulation units. These units are credited to the contract when you make each contribution. (See Crediting Accumulation Units, below). The number of units remains constant between contributions, but their dollar value varies depending upon the investment results of each Fund to which contributions are allocated.

Form V-4827

CREDITING ACCUMULATION UNITS

Your representative will send application forms or orders, together with the first contribution, to our home office for acceptance. Upon acceptance, we issue a contract and we credit the first contribution to the contract in the form of accumulation units. If all information necessary for processing the contribution is complete, your first contribution will be credited within two business days after receipt. If this cannot be done within five business days, we will return the contribution immediately unless you specifically consent to having us retain the contribution until the necessary information is completed. After that, we will credit the contribution within two business days. You must send any additional contributions directly to our home office. They will then be applied to provide that number of accumulation units (for each subaccount) determined by dividing the amount of the contribution by the unit value next computed after we receive the payment at our home office.

ALLOCATION OF CONTRIBUTIONS

You may allocate contributions among up to 10 variable Funds and the Guaranteed Account. The amount allocated to any Fund or the Guaranteed Account must equal a whole percent. You may change your allocation of future contributions at any time by sending written notice to our home office.

ACCUMULATION UNIT VALUE AND CONTRACT VALUE

We set the accumulation unit value of each subaccount of VAD at $10 when we allocated the first contributions for these contracts. We determine the unit value for any later valuation period by multiplying the unit value for the immediately preceding valuation period by the net investment factor (described below) for such later valuation period. We determine a contract's value by multiplying the total number of units (for each subaccount) credited to the contract by the unit value (for such subaccount) for the current valuation period.

NET INVESTMENT FACTOR

The net investment factor measures the investment results of each subaccount. The net investment factor for each subaccount for any valuation period is determined by dividing (a) by (b), then subtracting (c) from the result, where:

(a) is

     (1) the net asset value of the corresponding Fund share at the end of a valuation period, plus

     (2) the per share amount of any dividends or other distributions declared for that Fund if the "ex-dividend" date occurs during the valuation period, plus or minus

     (3) a per share charge or credit for any taxes paid or reserved for, the maintenance or operation of that subaccount, (no federal income taxes apply under present law.);

(b) is the net asset value of the corresponding Fund share at the end of the preceding valuation period; and

(c) is the deduction for administrative expenses and risk undertakings.

SURRENDER AND WITHDRAWAL

You may surrender (totally withdraw the value of) the contract or you may make withdrawals from it. The withdrawal charge may apply to these transactions. The withdrawal will be made from your values in each Fund. The amount you may withdraw is the contract value less any withdrawal charge. We will pay you within seven days after we receive your request. However, we may defer payments as described below. Withdrawals are limited or not permitted in connection with certain retirement plans. For tax consequences of a withdrawal, see Federal Tax Status.

Form V-4827

If you request a withdrawal that includes contract values derived from contributions that have not yet cleared the banking system, we may delay mailing that portion which relates to such contributions until the check for the contribution has cleared.

The right to withdraw may be suspended or the date of payment postponed:

- for any period during which the New York Stock Exchange is closed (other than customary weekend and holiday closings) or during which the Securities and Exchange Commission has restricted trading on the Exchange;

- for any period during which an emergency, as determined by the Commission, exists as a result of which disposal of securities held in a Fund is not reasonably practical, or it is not reasonably practical to determine the value of a Fund's net assets; or

- such other periods as the Commission may order to protect security holders.

TRANSFERS AMONG SUBACCOUNTS

You may transfer contract values at any time from one Fund to another. The amount of any such transfer within a participant's account must be at least $500 (or the entire value of the participant's interest in a subaccount, if less). We may limit the number, frequency, method or amount of transfers. We may limit transfers from any Fund on any one day to 1% of the previous day's total net assets of that Fund if we or the Fund, in our discretion, believe that the Fund might otherwise be damaged. In this case, some requested transfers will not occur. In determining which requests to honor, scheduled transfers (under a dollar cost averaging program) will be made first, followed by mailed written requests in the order postmarked and, lastly, telephone and facsimile requests in the order received. We will notify you if your requested transfer is not made. Current SEC rules preclude us from processing at a later date those requests that were not made. Accordingly, you would need to submit a new transfer request in order to make a transfer that was not made because of these limitations.

Certain third parties may offer you asset allocation or timing services for your contract. We may choose to honor transfer requests from these third parties if you give us a written power of attorney to do so. Fees you pay for such asset allocation or timing services are in addition to any contract charges. WE DO NOT ENDORSE, APPROVE OR RECOMMEND THESE SERVICES.

After purchasing an annuity, a participant may transfer annuity values among subaccounts only once each calendar quarter. Such transfers may then be made without a transfer fee. (See Transfer Fee, page 9, and Transfers After Annuity Purchase, page 14).

                                   TELEACCESS

If you give us a pre-authorization form, contract and unit values and interest rates can be checked and transfers may be made by telephoning us between 7:00 a.m. and 7:00 p.m. (Eastern time) on days we are open for business, at 1-800-366-6654, #8. You may only make one telephone transfer per day. We will honor pre-authorized telephone transfer instructions from anyone who provides the personal identifying information requested via TeleAccess. We will not honor telephone transfer requests after the annuitant's death. For added security, we send the contract owner a written confirmation of all telephone transfers on the next business day. However, if we cannot complete a transfer as requested, our customer service representative will contact the contract owner in writing sent within 48 hours of the TeleAccess request. YOU MAY THINK THAT YOU HAVE LIMITED THIS ACCESS TO YOURSELF, OR TO YOURSELF AND YOUR REPRESENTATIVE. HOWEVER, ANYONE GIVING US THE NECESSARY IDENTIFYING INFORMATION CAN USE TELEACCESS ONCE YOU AUTHORIZE ITS USE.

Form V-4827

PAYMENT OF PLAN BENEFITS

At the contract owner's request, and upon receipt of due proof of a participant's death, disability, retirement or termination of employment, we will apply that participant's account value to provide a benefit prescribed by the plan. No withdrawal charge will be made in connection with the payment of these plan benefits.

TEXAS STATE OPTIONAL RETIREMENT PROGRAM

Under the Texas State Optional Retirement Program (the "Program"), contributions may be excluded from the gross income of state employees for federal tax purposes to the extent that such contributions do not exceed the exclusion allowance provided by the Code. The Attorney General of Texas has interpreted the Program as prohibiting any participating state employee from receiving the surrender value of a contract funding benefits under the Program prior to termination of employment or the state employee's retirement, death or total disability. Therefore, a participant in the Program may not make a withdrawal until the first of these events occurs.

                               GUARANTEED ACCOUNT

The Guaranteed Account guarantees a fixed return for a specified period of time and guarantees the principal against loss. The Guaranteed Account is not registered as an investment company. Interests in it are not subject to the provisions or restrictions of federal securities laws. The staff of the Securities and Exchange Commission has not reviewed the disclosures regarding it.

The Guaranteed Account consists of all of our general assets other than those allocated to a separate account. You may allocate contributions and contract values between the Guaranteed Account and the Funds.

We will invest our general assets in our discretion as allowed by Ohio law. We allocate the investment income from our general assets to those contracts having guaranteed values.

The amount of investment income allocated to the contracts varies from year to year in our sole discretion. However, we guarantee that we will credit interest at a rate of not less than 3% per year, compounded annually, to contract values allocated to the Guaranteed Account. We may credit interest at a rate in excess of 3%, but any such excess interest credit will be in our sole discretion.

We guarantee that the guaranteed value of a contract will never be less than:

- the amount of deposits allocated to, and transfers into, the Guaranteed Account, plus

- interest credited at the rate of 3% per year compounded annually, plus

- any additional excess interest we may credit to guaranteed values, minus

- any withdrawals and transfers from the guaranteed values, minus

- any withdrawal charges, state premium taxes and transfer fees.

No deductions are made from the Guaranteed Account for administrative expenses or risk undertakings. (See Deductions and Expenses, page 8.) However, in addition to any applicable withdrawal charge, we may assess a liquidation charge as described below.

Contract values credited to the Guaranteed Account are allocated to an investment cell. A cell is a partition of the Guaranteed Account by the time period in which the contract value is credited to the Guaranteed Account (either from a contribution or a transfer into the Guaranteed Account). Earlier cells may be aggregated into a single cell. We credit interest to each cell at a rate declared by us. This rate will not be reduced more than once a year. Amounts withdrawn from or charged against a participant's account decrease the balances in the cells within that participant's account on a last-in first-out basis. Only when the most recently established cell's balance is zero will the next previously established cell's balance be reduced.

Form V-4827

We assess a liquidation charge for withdrawals made from a participant's portion of the Guaranteed Account. This is a percent of the balance withdrawn from a cell. The percentage equals ten times x minus y (but never less than 0%), where:

     x is the annual effective interest rate we declare for the cell for new contract contributions as of the date of withdrawal, and

     y is the annual effective interest rate for the cell from which a withdrawal is being made at the time of withdrawal.

The liquidation charge never exceeds the difference between the amount of the participant's contract value allocated to the Guaranteed Account and the participant's minimum Guaranteed Account value. The participant's minimum Guaranteed Account value equals the participant's net purchase payments and transfers allocated to the Guaranteed Account, less withdrawals and transfers from the Guaranteed Account, accumulated at an annual effective interest rate of 3%.

The liquidation charge does not apply when the contract is discontinued because of plan termination. The liquidation charge is not assessed when you discontinue the contract if you elect to receive the balance in the Guaranteed Account in six payments over a five year period. The first payment is made within 30 days of discontinuance, equal to 1/6 of the balance. Later payments are made at the end of each of the next five years equal to 1/6 of the original balance plus interest credited to the date of payment.

Not more than 20% of a participant's Guaranteed Account value, as of the beginning of any contract year, may be transferred to one or more variable Funds during that contract year. As provided by state law, we can defer the payment of amounts withdrawn from the Guaranteed Account for up to six months from the date we receive your written request for withdrawal.

                                ANNUITY BENEFITS

PURCHASING AN ANNUITY

At the contract owner's written request, we will apply a participant's account value to purchase an annuity. You must specify the purpose, effective date, option, amount and frequency of payments, and the payees (including the annuitant and any contingent annuitant and beneficiary), and give evidence of the annuitant's age. Payments will be made to the annuitant during the annuitant's lifetime. The contracts include our guarantee (except for option
(e), below) that we will pay annuity payments for the lifetime of the annuitant (and any joint annuitant) in accordance with the contract's annuity rates no matter how long the annuitant (and any joint annuitant) may live.

Other than in connection with annuity Option (e) described below, once an annuity is purchased, the annuity cannot be surrendered for cash except that, upon the death of the annuitant, the beneficiary may surrender the annuity for the commuted value of any remaining period-certain payments. Surrenders and withdrawals may be made from Option (e) at any time.

ANNUITY OPTIONS

You may elect one or more of the following annuity options upon the purchase of an annuity for a participant (annuitant):

Option (a):   Life Annuity with installment payments for the lifetime of the annuitant (the annuity has no more value after the annuitant's death).

Option (b):  Life Annuity with installment payments guaranteed for five or ten years and then continuing during the remaining lifetime of the annuitant.

Form V-4827

Option (c):   Joint & Survivor Life Annuity with installment payments during the lifetime of an annuitant and all or a portion (e.g., 1/2 or 2/3) of the payments continuing during the lifetime of a contingent annuitant.

Option (d):   Installment Refund Life Annuity with payments guaranteed for a period certain and then continuing during the remaining lifetime of the annuitant. The number of period-certain payments is equal to the amount applied under this option divided by the amount of the first payment.

Option (e):   Installment Refund Annuity with payments guaranteed for a fixed number (up to thirty) of years. This option is available for variable annuity payments only. (Although the deduction for risk undertakings is taken from annuity unit values, we have no mortality risk during the annuity payout period under this option.)

We may agree to other settlement options.

Unless you direct otherwise, when an annuity is purchased, we will apply the participant's account values to provide annuity payments pro-rata from each Fund in the same proportion as the participant's account values immediately before the purchase of the annuity.

The Internal Revenue Service has not ruled on the tax treatment of a commutable variable annuity. If you select Option (e), it is possible that the IRS could determine that the entire value of the annuity is fully taxable at the time you elect Option (e) or that variable annuity payments under this option should not be taxed under the annuity rules (see Federal Tax Status, page 15). This could result in your payments being fully taxable to you. Should the IRS so rule, we may have to tax report up to the full value of the annuity as your taxable income.

DETERMINATION OF AMOUNT OF THE FIRST VARIABLE ANNUITY PAYMENT

To determine the first payment under a variable annuity, we apply the participant's account value for each Fund in accordance with the contract's purchase rate tables. The rates in those tables depend upon the annuitant's (and any contingent annuitant's) age and sex and the option selected. The annuitant's sex is not a factor in contracts issued to plans sponsored by employers subject to Title VII of the Civil Rights Act of 1964 or similar state statutes. We determine the accumulation value to be applied at the end of a valuation period (selected by us and uniformly applied) not more than a month and a day before participant's first annuity payment.

If the amount that would be applied under an option is less than $5,000, we will pay the participant's account value in a single sum. If the first periodic payment under any option would be less than $50, we may change the frequency of payments so that the first payment is at least $50.

ANNUITY UNITS AND VARIABLE PAYMENTS

After a participant's first annuity payment, later variable annuity payments will vary to reflect the investment performance of the selected Funds. The amount of each payment depends on the participant's number of annuity units. To determine the number of annuity units for each Fund, divide the dollar amount of the first annuity payment from each Fund by the value of that Fund's annuity unit. This number of annuity units remains constant for any annuity unless the annuitant transfers among Funds.

The annuity unit value for each subaccount was set at $10 for the valuation period when the first variable annuity was calculated for each subaccount. The annuity unit value for each later valuation period equals the annuity unit value for the immediately preceding valuation period multiplied by the net investment factor for such later valuation period and by a factor (0.9998925 for a one-day valuation period) to neutralize the assumed interest rate discussed below.

The dollar amount of each later subsequent variable annuity payment equals your constant number of annuity units for each Fund multiplied by the value of the annuity unit for the valuation period.

Form V-4827

The annuity purchase rate tables contained in the contract are based on a blended 1983(a) Annuity Mortality Table with compound interest at the effective rate of 4% per year. A higher interest assumption would mean a higher initial annuity payment but a more slowly rising series of subsequent annuity payments if annuity unit values were increasing (or a more rapidly falling series of subsequent annuity payments if annuity unit values were decreasing). A lower interest assumption would have the opposite effect. If the actual net investment rate were equal to the assumed interest rate, annuity payments would stay level.

TRANSFERS AFTER ANNUITY PURCHASE

After annuity payments have been made for at least 12 months, the annuitant can, once each 12 months, change the Funds on which variable annuity payments are based. On at least 60 days written notice to our home office, we will change that portion of the periodic variable annuity payment as you direct to reflect the investment results of different Funds. The annuity payment immediately after a change will be the amount that would have been paid without the change. Later payments will reflect the new mix of Funds.

                           OTHER CONTRACT PROVISIONS

ASSIGNMENT

Amounts payable in settlement of a contract may not be commuted, anticipated, assigned or otherwise encumbered, or pledged as loan collateral to anyone other than us. To the extent permitted by law, such amounts are not subject to any legal process to pay any claims against an annuitant before annuity payments begin. The owner of a tax-qualified contract may not, but the owner of a non-tax-qualified contract may, collaterally assign the contract before the annuity payout date. Ownership of a tax-qualified contract may not be transferred except to:

- the annuitant,

- a trustee or successor trustee of a pension or profit-sharing trust which is qualified under Section 401 of the Code,

- the employer of the annuitant provided that the contract after transfer is maintained under the terms of a retirement plan qualified under Section 403(a) of the Code for the benefit of the annuitant, or

- as otherwise permitted by laws and regulations governing plans for which the contract may be issued.

PERIODIC REPORTS

Each six months we will send you a statement showing the number of accumulation units credited to the contract by Fund and the value of each unit as of the end of the last half year. In addition, as long as the contract remains in effect, we will forward any periodic Fund reports.

SUBSTITUTION FOR FUND SHARES

If investment in a Fund is no longer possible or we believe it is inappropriate to the purposes of the contract, we may substitute one or more other funds. Substitution may be made as to both existing investments and the investment of future contributions. However, no substitution will be made until we receive any necessary approval of the Securities and Exchange Commission. We may also add other Funds as eligible investments of VAD.

CONTRACT OWNER INQUIRIES

Direct any questions to Ohio National Life, Group Annuity Administration, P.O. Box 2669, Cincinnati, Ohio 45201; telephone 1-800-366-6654 (8:30 a.m. to 4:30
p.m. Eastern time).

Form V-4827

                                PERFORMANCE DATA

We may advertise performance data for the various Funds showing the percentage change in unit values based on the performance of the applicable Fund over a period of time (usually a calendar year). We determine the percentage change by dividing the increase (or decrease) in value for the unit by the unit value at the beginning of the period. This percent reflects the deduction of any asset-based contract charges but does not reflect the deduction of any applicable withdrawal charge. The deduction of a withdrawal charge would reduce any percentage increase or make greater any percentage decrease.

Advertising may also include average annual total return figures calculated as shown in the Statement of Additional Information. The average annual total return figures reflect the deduction of applicable withdrawal charges as well as applicable asset-based charges.

We may also distribute sales literature comparing separate account performance to the Consumer Price Index or to such established market indexes as the Dow Jones Industrial Average, the Standard & Poor's 500 Stock Index, IBC's Money Fund Reports, Lehman Brothers Bond Indices, Morgan Stanley Europe Australia Far East Index, Morgan Stanley World Index, Russell 2000 Index, or other variable annuity separate accounts or mutual funds with investment objectives similar to those of the Funds.

                               FEDERAL TAX STATUS

The following discussion of federal income tax treatment of amounts received under a variable annuity contract does not cover all situations or issues. It is not intended as tax advice. Consult a qualified tax adviser for application of law to your circumstances. Tax laws can change, even for contracts that have already been issued. Tax law revisions, with unfavorable consequences, could have retroactive effect on previously issued contracts or on later voluntary transactions in previously issued contracts.

We are taxed as a life insurance company under Subchapter L of the Internal Revenue Code (the "Code"). Since the operations of VAD are a part of, and are taxed with, our operations, VAD is not separately taxed as a "regulated investment company" under Subchapter M of the Code.

As to tax-qualified contracts, the law does not now provide for payment of federal income tax on dividend income or capital gains distributions from Fund shares held in VAD or upon capital gains realized by VAD on redemption of Fund shares. When a non-tax-qualified contract is issued in connection with a deferred compensation plan or arrangement, all rights, discretions and powers relative to the contract are vested in the contract owner and participants must look only to the contract owner for the payment of deferred compensation benefits. Generally, in that case, an annuitant will have no "investment in the contract" and amounts received by participants from the contract owner under a deferred compensation arrangement will be taxable in full as ordinary income in the years participants receive the payments.

The contracts are considered annuity contracts under Section 72 of the Code, which generally provides for taxation of annuities. Under existing provisions of the Code, any increase in the contract value is not taxable to you as the owner or annuitant until you receive it, either in the form of annuity payments, as contemplated by the contract, or in some other form of distribution. The owner of a non-tax-qualified contract must be a natural person for this purpose. With certain exceptions, where the owner of a non-tax-qualified contract is a non-natural person (corporation, partnership or trust) any increase in the accumulation value of the contract attributable to purchase payments made after February 28, 1986 will be treated as ordinary income received or accrued by the contract owner during the current tax year.

When annuity payments begin each payment is taxable under Section 72 of the Code as ordinary income in the year of receipt if you have neither paid any portion of the contributions nor previously been taxed on any portion of the contributions. If any portion of the contributions has been paid from or included in the annuitant's taxable income,

Form V-4827
this aggregate amount will be considered the annuitant's "investment in the contract." The annuitant will be entitled to exclude from taxable income a portion of each annuity payment equal to the annuitant's "investment in the contract" divided by the period of expected annuity payments, determined by the annuitant's life expectancy and the form of annuity benefit. Once the annuitant's "investment in the contract" is recovered, all further annuity payments will be included in that annuitant's taxable income.

If a participant elects to receive his or her value in a single sum in lieu of annuity payments, any amount received or withdrawn in excess of the participant's "investment in the contract" will normally be taxed as ordinary income in the year received. A withdrawal of a participant's account values is taxable as income to the extent that the participant's accumulated account value immediately before the payment exceeds the "investment in the contract." Such a withdrawal is treated as a distribution of earnings first and only second as a recovery of the participant's "investment in the contract." Any part of the value of the contract that is assigned or pledged to secure a loan will be taxed as if it had been a partial withdrawal and may be subject to a penalty tax.

There is a penalty tax equal to 10% of any amount that must be included in gross income for tax purposes. The penalty will not apply to a redemption that is:

- received on or after the taxpayer reaches age 59 1/2;

- made to a beneficiary on or after the death of the annuitant;

- attributable to the taxpayer's becoming disabled;

- made as a series of substantially equal periodic payments for the life of the annuitant (or joint lives of the annuitant and beneficiary);

- from a contract that is a qualified funding asset for purposes of a structured settlement;

- made under an annuity contract that is purchased with a single premium and with annuity payments that commence not later than a year from the purchase of the annuity; or

- incident to divorce.

If an election is made not to have withholding apply to the early withdrawal or if an insufficient amount is withheld, the participant may be responsible for payment of estimated tax. The participant may also incur penalties under the estimated tax rules if the withholding and estimated tax payments are not sufficient. A participant's failure to provide his or her taxpayer identification number will automatically subject any payments under the contract to withholding.

TAX-DEFERRED ANNUITIES

Under the provisions of Section 403(b) of the Code, employees may exclude from their gross income contributions made for annuity contracts purchased for them by public educational institutions and certain tax-exempt organizations which are described in Section 501(c)(3) of the Code. They may make this exclusion to the extent that the aggregate contributions plus any other amounts contributed to purchase a contract and toward benefits under qualified retirement plans do not exceed their exclusion allowance as determined in Sections 403(b) and 415 of the Code. Employee contributions are, however, subject to social security (FICA) tax withholding. All amounts received by an employee under a contract, either in the form of annuity payments or cash withdrawal, will be taxed under Section 72 of the Code as ordinary income for the year received, except for exclusion of any amounts representing "investment in the contract." Under certain circumstances, amounts received may be used to make a "tax-free rollover" into one of the types of individual retirement arrangements permitted under the Code. Amounts received that are eligible for "tax-free rollover" will be subject to an automatic 20% withholding unless such amounts are directly rolled over from the tax-deferred annuity to the individual retirement arrangement.

Form V-4827

With respect to earnings accrued and contributions made after December 31, 1988, for a salary reduction agreement under Section 403(b) of the Code, distributions may be paid only when the employee:

- attains age 59 1/2,

- separates from the employer's service,

- dies,

- becomes disabled as defined in the Code, or

- incurs a financial hardship as defined in the Code.

In the case of hardship, cash distributions may not exceed the amount of contributions. These restrictions do not affect rights to transfer investments among the Funds and do not limit the availability of exchanges.

QUALIFIED PENSION OR PROFIT-SHARING PLANS

Under present law, contributions made by an employer or trustee, for a plan or trust qualified under Section 401(a) or 403(a) of the Code, are generally excludable from the employee's gross income. Any contributions made by the employee, or which are considered taxable income to the employee in the year such payments are made, constitute an "investment in the contract" under Section 72 of the Code for the employee's annuity benefits. Employer or employee payments to a profit sharing plan qualifying under Section 401(k) of the Code are generally excludable from gross income of the employee.

Distributions must begin no later than April 1 of the calendar year following the year in which the participant reaches age 70 1/2. Premature distribution of benefits (prior to age 59 1/2) or contributions in excess of those permitted by the Code may result in certain penalties under the Code.

If an employee, or one or more of the beneficiaries, receives the total amounts payable with respect to an employee within one taxable year after age 59 1/2 on account of the employee's death or separation from service of the employer, any amount received in excess of the employee's "investment in the contract" may be taxed under special 5-year forward averaging rules. Five-year averaging will no longer be available after 1999 except for certain grandfathered individuals. You can elect to have that portion of a lump-sum distribution attributable to years of participation prior to January 1, 1974 given capital gains treatment. The percentage of pre-1974 distribution subject to capital gains treatment decreases as follows: 100%, 1987; 95%, 1988; 75%, 1989; 50%, 1990; and 25%, 1991. For tax
years 1992 and later no capital gains treatment is available (except that taxpayers who were age 50 before 1986 may still elect capital gains treatment). The employee receiving such a distribution may be able to make a "tax-free rollover" of the distribution less the employee's "investment in the contract" into another employee's qualified plan or into one of the types of individual retirement arrangements permitted under the Code. Amounts received that are eligible for "tax-free rollover" will be subject to an automatic 20% withholding unless such amounts are directly rolled over to another qualified plan or individual retirement arrangement.

WITHHOLDING ON DISTRIBUTIONS

Distributions from tax-deferred annuities or qualified pension or profit sharing plans that are eligible for "tax-free rollover" will be subject to an automatic 20% withholding unless such amounts are directly rolled over to an individual retirement arrangement or another qualified plan. Federal income tax withholding is required on annuity payments. However, recipients of annuity payments may elect not to have the tax withheld. This election may be revoked at any time and withholding would begin after that. If you do not give us your taxpayer identification number any payments under the contract will automatically be subject to withholding.

Form V-4827

                  STATEMENT OF ADDITIONAL INFORMATION CONTENTS

Custodian
Independent Certified Public Accountants
Underwriter
Calculation of Money Market Yield
Total Return
The Year 2000 Issue
Financial Statements for VAD and Ohio National Life

Form V-4827

                                     PART B


                       STATEMENT OF ADDITIONAL INFORMATION

                        OHIO NATIONAL VARIABLE ACCOUNT D
                                       OF
                    THE OHIO NATIONAL LIFE INSURANCE COMPANY

                                One Financial Way
                             Montgomery, Ohio 45242
                            Telephone (513) 794-6514


                       STATEMENT OF ADDITIONAL INFORMATION


                                NOVEMBER 1, 1999


This Statement of Additional Information is not a prospectus. Read it along with the prospectus for Ohio National Variable Account D ("VAD") group variable annuity contracts dated November 1, 1999. To get a free copy of the VAD prospectus, write or call us at the above address.




                                Table of Contents

      Custodian  . . . . . . . . . . . . . . . . . . . . . . . . . . 2
      Independent Certified Public Accountants . . . . . . . . . . . 2
      Underwriter . . . . . . . . . . . . . . . . . . . . . . . . .  2
      Calculation of Money Market Yield . . . . . . . . . . . . . .  3
      Total Return . . . . . . . . . . . . . . . . . . . . . . . . . 3
      The Year 2000 Issue . . . . . . . . . . . . . . . . . . . . .  4
      Financial Statements . . . . . . . . . . . . . . . . . . . . . 5











                           GROUP RETIREMENT ADVANTAGE

CUSTODIAN

We have a custody agreement with Firstar Bank, N.A., Cincinnati, Ohio, under which Firstar holds custody of VAD's assets. The agreement provides for Firstar to purchase Fund shares at their net asset value determined as of the end of the valuation period during which we receive the deposit. At our instruction, Firstar redeems the Fund shares held by VAD at their net asset value determined as of the end of the valuation period during which we receive or make a redemption request. In addition, Firstar keeps appropriate records of all of VAD's transactions in Fund shares.

The custody agreement requires Firstar to always have aggregate capital, surplus and undivided profit of not less than $2 million. It does not allow Firstar to resign until (a) a successor custodian bank having the above qualifications has agreed to serve as custodian, or (b) VAD has been completely liquidated and the liquidation proceeds properly distributed. Subject to these conditions, the custody agreement may be terminated by either us or Firstar upon sixty days written notice. We pay Firstar a fee for its services as custodian.


INDEPENDENT CERTIFIED PUBLIC ACCOUNTANTS

The financial statements of VAD as of December 31, 1998 and for the periods indicated and our consolidated financial statements as of December 31, 1998 and 1997 and for the periods indicated have been included in reliance upon the report of KPMG LLP, independent certified public accountants, also appearing herein, and upon that firm's authority as experts in accounting and auditing.


UNDERWRITER

We offer the contracts continuously. Before May 1, 1997, The O. N. Equity Sales Company ("ONESCO"), a wholly-owned subsidiary of ours, was the principal underwriter of the contracts. Since May 1, 1997, the principal underwriter has been Ohio National Equities, Inc. ("ONEQ"), another wholly-owned subsidiary of ours. The aggregate amount of commissions paid to ONESCO and ONEQ with respect to contracts issued by VAD, and the amounts retained by ONESCO and ONEQ, for each of the last three years have been:

                             ONESCO                    ONEQ
                            Aggregate                Aggregate              Retained
       Year                Commissions              Commissions            Commissions
       ----                -----------              -----------            -----------

       1998                    None                  $195,038                  None
       1997                  $93,634                   91,301                  None
       1996                   74,326                    None                   None

CALCULATION OF MONEY MARKET YIELD

The annualized current yield of the Money Market subaccount for the seven days ended on December 31, 1998, was 3.84%. This was calculated by determining the net change, exclusive of capital changes, in the value of a hypothetical pre-existing account having a balance of one Money Market accumulation unit at the beginning of the seven-day period, dividing the net change in value by the beginning value to obtain the seven-day return, and multiplying the difference by 365/7. The result is rounded to the nearest hundredth of one percent.


TOTAL RETURN

The average annual compounded rate of return for a contract for each subaccount over a given period is found by equating the initial amount invested to the ending redeemable value using the following formula:

                                P(1 + T)(n) = ERV

      where: P = a hypothetical initial payment of $1,000, T = the average annual total return, n = the number of years, and ERV = the ending redeemable value of a hypothetical $1,000 beginning-of-period payment at the end of the period (or fractional portion thereof).

We will up-date standardized total return data based upon Fund performance in the subaccounts within 30 days after each calendar quarter.

In addition, we may present non-standardized total return data, using the above formula but based upon Fund performance before the date we first offered this series of contracts (January 25, 1995). This will be presented as if the same charges and deductions applying to these contracts had been in effect from the inception of each Fund.


The average annual total returns for the contracts from the inception of each Fund and for the one-, five- and ten-year periods ending on December 31, 1998 (assuming surrender of the contract then) are as follows:

                                                                                                          Fund
                                           One          Five         Ten      From Fund     Returns    Inception
                                           Year         Years       Years     Inception     in VAD*       Date
                                          ------        -----       -----     ---------     -------    ---------
Ohio National Fund:
     Money Market                           3.98%        3.71%       3.96%       5.77%        5.77%      3-20-80
     Equity                                 4.31%       12.01%      11.16%       9.40%        9.40%      1-14-71
     Bond                                   3.81%        4.98%       6.71%       7.04%        7.04%      11-2-82
     Omni                                   3.14%       10.26%      10.01%      10.02%       10.02%      9-10-84
     S&P 500 Index                         28.27%         N/A         N/A       29.22%       29.22%       1-3-97
     International                          2.50%        6.59%        N/A        9.85%        9.85%      4-30-93
     International Small Company            2.15%         N/A         N/A        8.15%        8.15%      3-31-95
     Capital Appreciation                   4.50%         N/A         N/A       12.01%       12.01%       5-1-94
     Small Cap                              9.10%         N/A         N/A       17.66%       17.66%       5-1-94
     Aggressive Growth                      6.40%         N/A         N/A       10.93%       10.93%      3-31-95
     Core Growth                            7.37%         N/A         N/A        1.31%        1.31%       1-3-97
     Growth & Income                        5.66%         N/A         N/A       19.38%       19.38%       1-3-97
     Capital Growth                          N/A          N/A         N/A        3.72%         N/A        5-1-98
     Social Awareness                     (23.44%)        N/A         N/A       (2.61%)      (2.61%)      1-3-97
     High Income Bond                        N/A          N/A         N/A       (1.08%)        N/A        5-1-98
     Equity Income                           N/A          N/A         N/A        4.99%         N/A        5-1-98
     Blue Chip                               N/A          N/A         N/A        1.44%         N/A        5-1-98

Dow Target Variable:
     Dow Target 10                           N/A          N/A         N/A         N/A          N/A        1-4-99
     Dow Target 5                            N/A          N/A         N/A         N/A          N/A        9-1-99

Goldman Sachs Variable:
     G.S. Growth & Income                    N/A          N/A         N/A        4.11%         N/A        1-2-98
     G.S. CORE U.S. Equity                   N/A          N/A         N/A       13.38%         N/A        1-2-98
     G.S. Capital Growth                     N/A          N/A         N/A       12.39%         N/A        1-2-98

Janus Aspen Series:
     Growth                                33.85%       19.80%        N/A       19.27%         N/A       9-13-93
     Worldwide Growth                      27.21%       19.70%        N/A       22.38%         N/A       9-13-93
     Balanced                              32.50%       17.52%        N/A       17.91%         N/A       9-13-93

Lazard Retirement Series:
     Small Cap                             (4.51%)        N/A         N/A       (5.29%)        N/A       11-4-97
     Emerging Markets                     (24.05%)        N/A         N/A      (24.52%)        N/A       11-4-97

Morgan Stanley Dean Witter:
     U.S. Real Estate                     (12.05%)        N/A         N/A        1.43%         N/A        3-3-97

Strong Variable Insurance:
     Mid Cap Growth II                     26.96%         N/A         N/A       26.65%         N/A      12-31-96
     Opportunity II                        11.99%       15.11%        N/A       16.70%         N/A        5-8-92
     Schafer Value II                       0.82%         N/A         N/A       (0.25%)        N/A      10-10-97


*The "Returns in VAD" are the standardized total returns from the time these Funds were added to VAD through December 31, 1998. The Ohio National Fund Capital Growth, High Income Bond, Equity Income and Blue Chip portfolios, The Dow Target Variable, Goldman Sachs Variable, Janus Aspen Series, Lazard Retirement Series, Morgan Stanley Dean Witter and Strong Variable Insurance Funds were added November 1, 1999.

THE YEAR 2000 ISSUE

We believe we have succeeded in remedying the "Year 2000" problem for all mission critical computer systems and applications. Conversion testing and implementation for legacy systems were completed by December 31, 1998, and Year 2000 compliant group annuity processing system conversions were installed and testing completed on September 5, 1999. Peripheral personal computer systems have also been up-graded and tested for Year 2000 implementation. While Ohio National Fund and its investment adviser have been assured by suppliers of financial services (including the custodians, the transfer agent and the accounting agent) that their systems either are already compliant or will be so in sufficient time, internal auditors are independently testing those systems to verify their compliance. We are also developing contingency plans to be prepared for the possibility that one or more service providers might not be compliant. If we, Ohio National Fund, its investment adviser or one of our service suppliers fails to achieve timely and complete compliance, it could materially impair our ability to conduct our business, including the ability to accurately and timely value interests in the contracts.

OHIO NATIONAL VARIABLE ACCOUNT D
INDEPENDENT AUDITORS' REPORT

The Board of Directors of
The Ohio National Life Insurance Company

and Contract Owners of
Ohio National Variable Account D:

We have audited the accompanying statements of assets and contract owners' equity of Ohio National Variable Account D (comprised of the Equity, Money Market, Bond, Omni, International, Capital Appreciation, Small Cap, Global Contrarian, Aggressive Growth, S&P 500 Index, Social Awareness, Core Growth and Growth & Income subaccounts) as of December 31, 1998, and the related statements of operations and changes in contract owners' equity for each of the periods indicated herein. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1998, by correspondence with the transfer agent of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Ohio National Variable Account D as of December 31, 1998, and the results of its operations and its changes in contract owners' equity for each of the years indicated herein in conformity with generally accepted accounting principles.


                                                                        KPMG LLP
Cincinnati, Ohio
February 5, 1999

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

OHIO NATIONAL VARIABLE ACCOUNT D                               December 31, 1998
 STATEMENTS OF ASSETS AND CONTRACT OWNERS' EQUITY

                                                                           MONEY
                                                            EQUITY         MARKET          BOND           OMNI        INTERNATIONAL
                                                          SUBACCOUNT     SUBACCOUNT     SUBACCOUNT     SUBACCOUNT      SUBACCOUNT
                                                          ----------     ----------     ----------     ----------     -------------
Assets -- Investments at market value (note 2)..........  $1,864,321      $563,684       $217,454      $2,355,241      $1,445,197
                                                          ==========      ========       ========      ==========      ==========
Contract owners' equity
  Contracts in accumulation period (note 3).............  $1,864,321      $563,684       $217,454      $2,355,241      $1,445,197
                                                          ==========      ========       ========      ==========      ==========

                                                            CAPITAL
                                                          APPRECIATION     SMALL CAP
                                                           SUBACCOUNT      SUBACCOUNT
                                                          ------------     ----------
Assets -- Investments at market value (note 2)..........   $1,148,127      $1,606,190
                                                           ==========      ==========
Contract owners' equity
  Contracts in accumulation period (note 3).............   $1,148,127      $1,606,190
                                                           ==========      ==========

                                                            GLOBAL       AGGRESSIVE        CORE         GROWTH &         S&P 500
                                                          CONTRARIAN       GROWTH         GROWTH         INCOME           INDEX
                                                          SUBACCOUNT     SUBACCOUNT     SUBACCOUNT     SUBACCOUNT      SUBACCOUNT
                                                          ----------     ----------     ----------     ----------     -------------
Assets -- Investments at market value (note 2)..........  $  173,090      $565,815       $244,125      $1,023,291      $1,871,487
                                                          ==========      ========       ========      ==========      ==========
Contract owners' equity
  Contracts in accumulation period (note 3).............  $  173,090      $565,815       $244,125      $1,023,291      $1,871,487
                                                          ==========      ========       ========      ==========      ==========

                                                             SOCIAL
                                                           AWARENESS
                                                           SUBACCOUNT
                                                          ------------
Assets -- Investments at market value (note 2)..........   $  195,235
                                                           ==========
Contract owners' equity
  Contracts in accumulation period (note 3).............   $  195,235
                                                           ==========

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT D

 STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY

                                  For the Years Ended December 31, 1998 and 1997

                                                  EQUITY                     MONEY MARKET                    BOND
                                                SUBACCOUNT                    SUBACCOUNT                  SUBACCOUNT
                                         -------------------------      -----------------------      ---------------------
                                            1998           1997           1998          1997           1998         1997
                                         ----------     ----------      --------     ----------      --------     --------
Investment activity:
  Reinvested dividends.................  $   20,366     $   15,244      $ 26,037     $   19,238      $ 12,413     $  8,473
  Risk & administrative expense (note
     4)................................     (20,791)       (11,440)       (6,677)        (4,929)       (2,586)      (1,366)
                                         ----------     ----------      --------     ----------      --------     --------
       Net investment activity.........        (425)         3,804        19,360         14,309         9,827        7,107
                                         ----------     ----------      --------     ----------      --------     --------
  Realized & Unrealized gain (loss) on
     investments:
     Reinvested capital gains..........      34,593         60,605             0              0             0            0
     Realized gain (loss)..............      15,938         11,539        (1,054)        (3,324)          311          162
     Unrealized gain (loss)............       3,874         38,939             0              0        (3,138)         712
                                         ----------     ----------      --------     ----------      --------     --------
       Net gain (loss) on
          investments..................      54,405        111,083        (1,054)        (3,324)       (2,827)         874
                                         ----------     ----------      --------     ----------      --------     --------
          Net increase (decrease) in
            contract owners' equity
            from operations............      53,980        114,887        18,306         10,985         7,000        7,981
                                         ----------     ----------      --------     ----------      --------     --------
Equity transactions:
  Sales:
     Contract purchase payments........     807,963        686,822       575,213        911,058       101,397      100,723
     Transfers from fixed & other
       subaccounts.....................      85,873         66,178       192,800        282,983         1,115        8,105
                                         ----------     ----------      --------     ----------      --------     --------
                                            893,836        753,000       768,013      1,194,041       102,512      108,828
                                         ----------     ----------      --------     ----------      --------     --------
  Redemptions:
     Withdrawals & surrenders..........     115,547         74,998       212,582        210,267        35,684       15,998
     Transfers to fixed & other
       subaccounts.....................     212,493         12,441       372,530        717,920         7,692       24,168
                                         ----------     ----------      --------     ----------      --------     --------
                                            328,040         87,439       585,112        928,187        43,376       40,166
                                         ----------     ----------      --------     ----------      --------     --------
       Net equity transactions.........     565,796        665,561       182,901        265,854        59,136       68,662
                                         ----------     ----------      --------     ----------      --------     --------
          Net change in contract
            owners' equity.............     619,776        780,448       201,207        276,839        66,136       76,643
Contract owners' equity:
  Beginning of period..................   1,244,545        464,097       362,477         85,638       151,318       74,675
                                         ----------     ----------      --------     ----------      --------     --------
  End of period........................  $1,864,321     $1,244,545      $563,684     $  362,477      $217,454     $151,318
                                         ==========     ==========      ========     ==========      ========     ========

                                                   OMNI
                                                SUBACCOUNT
                                         -------------------------
                                            1998           1997
                                         ----------     ----------
Investment activity:
  Reinvested dividends.................  $   57,327     $   36,504
  Risk & administrative expense (note
     4)................................     (27,258)       (15,439)
                                         ----------     ----------
       Net investment activity.........      30,069         21,065
                                         ----------     ----------
  Realized & Unrealized gain (loss) on
     investments:
     Reinvested capital gains..........         298         67,271
     Realized gain (loss)..............      19,855         30,835
     Unrealized gain (loss)............      (8,832)        52,694
                                         ----------     ----------
       Net gain (loss) on
          investments..................      11,321        150,800
                                         ----------     ----------
          Net increase (decrease) in
            contract owners' equity
            from operations............      41,390        171,865
                                         ----------     ----------
Equity transactions:
  Sales:
     Contract purchase payments........     911,422        856,949
     Transfers from fixed & other
       subaccounts.....................     221,738        152,282
                                         ----------     ----------
                                          1,133,160      1,009,231
                                         ----------     ----------
  Redemptions:
     Withdrawals & surrenders..........     201,705         96,739
     Transfers to fixed & other
       subaccounts.....................     151,763        154,745
                                         ----------     ----------
                                            353,468        251,484
                                         ----------     ----------
       Net equity transactions.........     779,692        757,747
                                         ----------     ----------
          Net change in contract
            owners' equity.............     821,082        929,612
Contract owners' equity:
  Beginning of period..................   1,534,159        604,547
                                         ----------     ----------
  End of period........................  $2,355,241     $1,534,159
                                         ==========     ==========

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT D

 STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY

                                  For the Years Ended December 31, 1998 and 1997

                                               INTERNATIONAL             CAPITAL APPRECIATION                SMALL CAP
                                                SUBACCOUNT                    SUBACCOUNT                    SUBACCOUNT
                                         -------------------------      -----------------------      -------------------------
                                            1998           1997            1998         1997            1998           1997
                                         ----------     ----------      ----------   ----------      ----------     ----------
Investment activity:
  Reinvested dividends.................  $   48,742     $   67,512      $   25,755   $   35,184      $        0     $        0
  Risk & administrative expense (note
     4)................................     (17,616)       (13,848)        (13,635)     (14,046)        (16,965)       (13,285)
                                         ----------     ----------      ----------   ----------      ----------     ----------
       Net investment activity.........      31,126         53,664          12,120       21,138         (16,965)       (13,285)
                                         ----------     ----------      ----------   ----------      ----------     ----------
  Realized & Unrealized gain (loss) on
     investments:
     Reinvested capital gains..........      59,572        102,621          87,510       61,862              19         53,817
     Realized gain (loss)..............     (38,354)         9,059          54,817       25,674          36,021         13,237
     Unrealized gain (loss)............     (28,547)      (185,689)       (113,854)      32,527         113,125         30,649
                                         ----------     ----------      ----------   ----------      ----------     ----------
       Net gain (loss) on
          investments..................      (7,329)       (74,009)         28,473      120,063         149,165         97,703
                                         ----------     ----------      ----------   ----------      ----------     ----------
          Net increase (decrease) in
            contract owners' equity
            from operations............      23,797        (20,345)         40,593      141,201         132,200         84,418
                                         ----------     ----------      ----------   ----------      ----------     ----------
Equity transactions:
  Sales:
     Contract purchase payments........     516,650        765,825         438,636      467,154         520,139        613,236
     Transfers from fixed & other
       subaccounts.....................      42,661        135,835          61,105       91,434         125,570        133,886
                                         ----------     ----------      ----------   ----------      ----------     ----------
                                            559,311        901,660         499,741      558,588         645,709        747,122
                                         ----------     ----------      ----------   ----------      ----------     ----------
  Redemptions:
     Withdrawals & surrenders..........     217,519         42,798         427,626       91,386         249,787         70,853
     Transfers to fixed & other
       subaccounts.....................     213,697         84,799         153,543      138,784         183,891         86,257
                                         ----------     ----------      ----------   ----------      ----------     ----------
                                            431,216        127,597         581,169      230,170         433,678        157,110
                                         ----------     ----------      ----------   ----------      ----------     ----------
       Net equity transactions.........     128,095        774,063         (81,428)     328,418         212,031        590,012
                                         ----------     ----------      ----------   ----------      ----------     ----------
          Net change in contract
            owners' equity.............     151,892        753,718         (40,835)     469,619         344,231        674,430
Contract owners' equity:
  Beginning of period..................   1,293,305        539,587       1,188,962      719,343       1,261,959        587,529
                                         ----------     ----------      ----------   ----------      ----------     ----------
  End of period........................  $1,445,197     $1,293,305      $1,148,127   $1,188,962      $1,606,190     $1,261,959
                                         ==========     ==========      ==========   ==========      ==========     ==========

                                           GLOBAL CONTRARIAN
                                              SUBACCOUNT
                                         ---------------------
                                           1998         1997
                                         --------     --------
Investment activity:
  Reinvested dividends.................  $  4,936     $  8,679
  Risk & administrative expense (note
     4)................................    (2,288)      (2,735)
                                         --------     --------
       Net investment activity.........     2,648        5,944
                                         --------     --------
  Realized & Unrealized gain (loss) on
     investments:
     Reinvested capital gains..........    15,176       12,007
     Realized gain (loss)..............     7,718        4,350
     Unrealized gain (loss)............   (22,408)      (2,263)
                                         --------     --------
       Net gain (loss) on
          investments..................       486       14,094
                                         --------     --------
          Net increase (decrease) in
            contract owners' equity
            from operations............     3,134       20,038
                                         --------     --------
Equity transactions:
  Sales:
     Contract purchase payments........    78,986       73,928
     Transfers from fixed & other
       subaccounts.....................    11,878          870
                                         --------     --------
                                           90,864       74,798
                                         --------     --------
  Redemptions:
     Withdrawals & surrenders..........    91,429       17,583
     Transfers to fixed & other
       subaccounts.....................    49,705       16,720
                                         --------     --------
                                          141,134       34,303
                                         --------     --------
       Net equity transactions.........   (50,270)      40,495
                                         --------     --------
          Net change in contract
            owners' equity.............   (47,136)      60,533
Contract owners' equity:
  Beginning of period..................   220,226      159,693
                                         --------     --------
  End of period........................  $173,090     $220,226
                                         ========     ========

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT D

 STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY

                                  For the Years Ended December 31, 1998 and 1997

                                        AGGRESSIVE GROWTH         CORE GROWTH           GROWTH & INCOME           S&P 500 INDEX
                                           SUBACCOUNT             SUBACCOUNT              SUBACCOUNT               SUBACCOUNT
                                       -------------------    -------------------    ---------------------    ---------------------
                                         1998       1997        1998     1997(a)        1998      1997(a)        1998      1997(a)
                                       --------   --------    --------   --------    ----------   --------    ----------   --------
Investment activity:
  Reinvested dividends...............  $      0   $  1,780    $      0   $     10    $    7,249   $    653    $   30,596   $  9,332
  Risk & administrative expense (note
     4)..............................    (5,490)    (2,833)     (2,463)      (744)       (8,371)      (743)      (14,658)    (1,785)
                                       --------   --------    --------   --------    ----------   --------    ----------   --------
       Net investment activity.......    (5,490)    (1,053)     (2,463)      (734)       (1,122)       (90)       15,938      7,547
                                       --------   --------    --------   --------    ----------   --------    ----------   --------
  Realized & Unrealized gain (loss)
     on investments:
     Reinvested capital gains........    37,859      1,010           0          0             0      7,767        79,531     26,189
     Realized gain (loss)............     5,664      2,301         781     (3,615)        7,362      4,769        19,295        321
     Unrealized gain (loss)..........    (5,886)    21,214      13,366      4,899        17,420      2,964       165,421    (14,677)
                                       --------   --------    --------   --------    ----------   --------    ----------   --------
       Net gain (loss) on
          investments................    37,637     24,525      14,147      1,284        24,782     15,500       264,247     11,833
                                       --------   --------    --------   --------    ----------   --------    ----------   --------
          Net increase (decrease) in
            contract owners' equity
            from operations..........    32,147     23,472      11,684        550        23,660     15,410       280,185     19,380
                                       --------   --------    --------   --------    ----------   --------    ----------   --------
Equity transactions:
  Sales:
     Contract purchase payments......   278,126    186,195     108,763    106,989       548,376     88,729       786,354    216,016
     Transfers from fixed & other
       subaccounts...................    26,304      5,128      16,912     12,112       372,867     59,138       568,582    118,615
                                       --------   --------    --------   --------    ----------   --------    ----------   --------
                                        304,430    191,323     125,675    119,101       921,243    147,867     1,354,936    334,631
                                       --------   --------    --------   --------    ----------   --------    ----------   --------
  Redemptions:
     Withdrawals & surrenders........    49,483     24,275       9,025        295         6,157         31        45,959      1,206
     Transfers to fixed & other
       subaccounts...................    22,332     13,352       3,108        457        71,895      6,806        67,408      3,072
                                       --------   --------    --------   --------    ----------   --------    ----------   --------
                                         71,815     37,627      12,133        752        78,052      6,837       113,367      4,278
                                       --------   --------    --------   --------    ----------   --------    ----------   --------
       Net equity transactions.......   232,615    153,696     113,542    118,349       843,191    141,030     1,241,569    330,353
                                       --------   --------    --------   --------    ----------   --------    ----------   --------
          Net change in contract
            owners' equity...........   264,762    177,168     125,226    118,899       866,851    156,440     1,521,754    349,733
Contract owners' equity:
  Beginning of period................   301,053    123,885     118,899          0       156,440          0       349,733          0
                                       --------   --------    --------   --------    ----------   --------    ----------   --------
  End of period......................  $565,815   $301,053    $244,125   $118,899    $1,023,291   $156,440    $1,871,487   $349,733
                                       ========   ========    ========   ========    ==========   ========    ==========   ========

                                        SOCIAL AWARENESS
                                           SUBACCOUNT
                                       ------------------
                                         1998     1997(a)
                                       --------   -------
Investment activity:
  Reinvested dividends...............  $    853   $   180
  Risk & administrative expense (note
     4)..............................    (1,776)     (341)
                                       --------   -------
       Net investment activity.......      (923)     (161)
                                       --------   -------
  Realized & Unrealized gain (loss)
     on investments:
     Reinvested capital gains........         0     3,716
     Realized gain (loss)............    (8,311)     (179)
     Unrealized gain (loss)..........   (47,570)    3,299
                                       --------   -------
       Net gain (loss) on
          investments................   (55,881)    6,836
                                       --------   -------
          Net increase (decrease) in
            contract owners' equity
            from operations..........   (56,804)    6,675
                                       --------   -------
Equity transactions:
  Sales:
     Contract purchase payments......   149,225    36,230
     Transfers from fixed & other
       subaccounts...................    80,532     4,450
                                       --------   -------
                                        229,757    40,680
                                       --------   -------
  Redemptions:
     Withdrawals & surrenders........     5,103     3,889
     Transfers to fixed & other
       subaccounts...................    16,081         0
                                       --------   -------
                                         21,184     3,889
                                       --------   -------
       Net equity transactions.......   208,573    36,791
                                       --------   -------
          Net change in contract
            owners' equity...........   151,769    43,466
Contract owners' equity:
  Beginning of period................    43,466         0
                                       --------   -------
  End of period......................  $195,235   $43,466
                                       ========   =======

---------------

(a) Period from January 3, 1997, date of commencement of operations.

   The accompanying notes are an integral part of these financial statements.

                      [THIS PAGE LEFT INTENTIONALLY BLANK]

OHIO NATIONAL VARIABLE ACCOUNT D
NOTES TO FINANCIAL STATEMENTS

(1) BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

    Ohio National Variable Account D (the Account) is a separate account of The Ohio National Life Insurance Company (ONLIC) and all obligations arising under variable annuity contracts are general corporate obligations of ONLIC. The account has been registered as a unit investment trust under the Investment Company Act of 1940.

    Assets of the Account are invested in portfolio shares of Ohio National Fund, Inc. (The Fund), a diversified open-end management investment company. The Fund's investments are subject to varying degrees of market, interest and financial risks; the issuers' abilities to meet certain obligations may be affected by economic developments in their respective industries.

    Investments are valued at the net asset value of fund shares held at December 31, 1998. Share transactions are recorded on the trade date. Income and capital gain distributions are recorded on the ex-dividend date. Net realized capital gains and losses are determined on the basis of average cost.

    ONLIC performs investment advisory services on behalf of the Ohio National Fund, Inc. in which the Account invests. For these services, the Company receives fees from the mutual funds. These fees are paid to an affiliate of the Company.

    The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(2) INVESTMENTS

    At December 31, 1998 the aggregate cost and number of shares of Ohio National Fund, Inc. owned by the respective subaccounts were:

                                                MONEY                                                    CAPITAL
                                 EQUITY        MARKET         BOND          OMNI       INTERNATIONAL   APPRECIATION    SMALL CAP
                               SUBACCOUNT    SUBACCOUNT    SUBACCOUNT    SUBACCOUNT     SUBACCOUNT      SUBACCOUNT    SUBACCOUNT
                               -----------   -----------   -----------   -----------   -------------   ------------   -----------
Aggregate Cost...............  $1,771,661     $563,684      $219,190     $2,268,415      $1,622,947     $1,149,920    $1,371,134
Number of Shares.............      51,339       56,368        20,600        109,873         112,432         88,892        77,601

                                    GLOBAL      AGGRESSIVE       CORE        GROWTH &       S&P 500       SOCIAL
                                  CONTRARIAN      GROWTH        GROWTH        INCOME         INDEX       AWARENESS
                                  SUBACCOUNT    SUBACCOUNT    SUBACCOUNT    SUBACCOUNT    SUBACCOUNT    SUBACCOUNT
                                  -----------   -----------   -----------   -----------   -----------   -----------
Aggregate Cost..................  $  184,967     $556,906      $225,860     $1,002,908    $1,720,743    $  239,506
Number of Shares................      16,098       50,750        23,166         75,071       131,480        22,188

(3) CONTRACTS IN ACCUMULATION PERIOD

    At December 31, 1998 the accumulation units and value per unit of the respective subaccounts and products were:

                                                              ACCUMULATION UNITS    VALUE PER UNIT      VALUE
                                                              ------------------    --------------    ----------
EQUITY SUBACCOUNT...........................................     107,617.5199         17.323587       $1,864,321
MONEY MARKET SUBACCOUNT.....................................      48,566.7619         11.606378       $  563,684
BOND SUBACCOUNT.............................................      16,939.5751         12.837064       $  217,454
OMNI SUBACCOUNT.............................................     146,331.4408         16.095248       $2,355,241
INTERNATIONAL SUBACCOUNT....................................     110,065.6083         13.130325       $1,445,197
CAPITAL APPRECIATION SUBACCOUNT.............................      72,570.8769         15.820771       $1,148,127
SMALL CAP SUBACCOUNT........................................      91,751.2884         17.505914       $1,606,190
GLOBAL CONTRARIAN SUBACCOUNT................................      12,899.6147         13.418205       $  173,090
AGGRESSIVE GROWTH SUBACCOUNT................................      38,333.1283         14.760465       $  565,815
CORE GROWTH SUBACCOUNT......................................      23,776.2457         10.267604       $  244,125
GROWTH & INCOME SUBACCOUNT..................................      71,864.3575         14.239205       $1,023,291

OHIO NATIONAL VARIABLE ACCOUNT D

                                                              ACCUMULATION UNITS    VALUE PER UNIT      VALUE
                                                              ------------------    --------------    ----------
S&P 500 INDEX SUBACCOUNT....................................     112,231.6855         16.675212       $1,871,487
SOCIAL AWARENESS SUBACCOUNT.................................      20,571.7106          9.490457       $  195,235

(4) RISK AND ADMINISTRATIVE EXPENSE

    ONLIC charges the Account's assets at the end of each valuation period, equal to 0.35% on an annual basis, of the contract value for administrative expenses, based on premiums established at the time the contracts are issued.

    Although variable annuity payments differ according to the investment performance of the Accounts, they are not affected by mortality or expense experience because ONLIC assumes the expense risk and the mortality risk under the contracts. ONLIC charges the Accounts' assets for assuming those risks, based on the contract value at a rate of 1.00% for mortality and expense risk.

    The expense risk assumed by ONLIC is the risk that the deductions for sales and administrative expenses provided for in the variable annuity contracts may prove insufficient to cover the cost of those terms.

    The mortality risk results from a provision in the contract in which ONLIC agrees to make annuity payments regardless of how long a particular annuitant or other payee lives and how long all annuitants or other payees as a class live if payment options involving life contingencies are chosen. Those annuity payments are determined in accordance with annuity purchase rate provisions established at the time the contracts are issued.

(5) CONTRACT CHARGES

    No deduction for a sales charge is made from purchase payments. A withdrawal charge ranging from 0% to 7% may be assessed by ONLIC when a contract is surrendered or a partial withdrawal of a participant's account value is made for any other reason than to make a plan payment to a participant.

    A transfer fee is charged for each transfer from one subaccount to another. The fee is charged against the contract owner's equity in the subaccount from which the transfer is effected.

    State premium taxes presently range from 0% to 2-1/2% for these contracts. In those jurisdictions permitting, such taxes will be deducted when annuity payments begin. Elsewhere, they will be deducted from purchase payments.

(6) FEDERAL INCOME TAXES

    Operations of the Account form a part of, and are taxed with, operations of ONLIC which is taxed as a life insurance company under the Internal Revenue Code. Taxes are the responsibility of the contract owner upon termination or withdrawal. No Federal income taxes are payable under the present law on dividend income or capital gains distribution from the Fund shares held in the Account or on capital gains realized by the Account on redemption of the Fund shares.

[KPMG LOGO]




                    THE OHIO NATIONAL LIFE INSURANCE COMPANY
                                AND SUBSIDIARIES
                          (a wholly-owned subsidiary of
                     Ohio National Financial Services, Inc.)

                        Consolidated Financial Statements

                           December 31, 1998 and 1997

                    With Independent Auditors' Report Thereon

                               [KPMG LETTERHEAD]




                          INDEPENDENT AUDITORS' REPORT



The Board of Directors
The Ohio National Life Insurance Company:

We have audited the accompanying consolidated balance sheets of The Ohio National Life Insurance Company (a wholly-owned subsidiary of Ohio National Financial Services, Inc.) and subsidiaries (the Company) as of December 31, 1998 and 1997, and the related consolidated statements of income, equity and cash flows for each of the years in the three-year period ended December 31, 1998. These consolidated financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these consolidated financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of The Ohio National Life Insurance Company and subsidiaries as of December 31, 1998 and 1997, and the results of their operations and their cash flows for each of the years in the three-year period ended December 31, 1998, in conformity with generally accepted accounting principles.

Our audits were made for the purpose of forming an opinion on the consolidated financial statements of the Company taken as a whole. The consolidating information included in Schedules 1 and 2 is presented for purposes of additional analysis of the consolidated financial statements rather than to present the financial position, results of operations, and cash flows of the individual companies. The consolidating information has been subjected to the auditing procedures applied in the audits of the consolidated financial statements and, in our opinion, is fairly stated in all material respects in relation to the consolidated financial statements taken as a whole.


/s/ KPMG LLP

Cincinnati, Ohio
January 29, 1999

            THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
     (a wholly-owned subsidiary of Ohio National Financial Services, Inc.)

                           Consolidated Balance Sheets

                           December 31, 1998 and 1997

                      (in thousands, except share amounts)

                                      ASSETS                            1998               1997
                                                                     ------------       -----------
Investments (notes 5, 9 and 10):
    Securities available-for-sale, at fair value:
       Fixed maturities                                               $2,600,552         2,687,847
       Equity securities                                                  93,649            81,983
    Fixed maturities held-to-maturity, at amortized cost                 679,528           724,892
    Mortgage loans on real estate, net                                 1,144,424         1,230,256
    Real estate, net                                                       8,724            21,820
    Policy loans                                                          40,810           153,348
    Other long-term investments                                           41,697            42,539
    Short-term investments                                                98,315            37,509
                                                                      ----------        ----------
             Total investments                                         4,707,699         4,980,194

Cash                                                                       9,451            14,012
Accrued investment income                                                 58,388            64,079
Deferred policy acquisition costs                                        183,281           250,942
Reinsurance recoverable                                                   75,394            61,862
Other assets                                                              35,034            42,683
Assets held in Separate Accounts                                       1,154,576           916,790
Closed block assets (note 2)                                             636,083                 -
                                                                      ==========        ==========
             Total assets                                             $6,859,906         6,330,562
                                                                      ==========        ==========

                             LIABILITIES AND EQUITY
Future policy benefits and claims (note 6)                            $3,968,009         4,445,474
Policyholders' dividend accumulations                                     46,276            62,423
Other policyholder funds                                                  13,604            17,069
Note payable (net of unamortized discount of $722 in 1998
    and $766 in 1997) (note 7)                                            84,278            84,234
Federal income taxes (note 8):
    Current                                                               21,230            12,658
    Deferred                                                              67,482            65,380
Other liabilities                                                        130,208           117,537
Liabilities related to Separate Accounts                               1,107,049           887,542
Closed block liabilities (note 2)                                        713,162                 -
                                                                      ----------        ----------
             Total liabilities                                        $6,151,298         5,692,317
                                                                      ----------        ----------
Equity (notes 3 and 12):
    Class A Common stock, $1 par value. 10,000,000 authorized,
       issued and outstanding                                             10,000                 -
    Accumulated other comprehensive income                               107,444           102,956
    Retained earnings                                                    591,164           535,289
                                                                      ----------        ----------
             Total equity                                                708,608           638,245
Commitments and contingencies (notes 10 and 14)
                                                                      ----------        ----------
             Total liabilities and equity                             $6,859,906         6,330,562
                                                                      ==========        ==========

See accompanying notes to consolidated financial statements.

            THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
      (a wholly-owned subsidiary of Ohio National Financial Services, Inc.)

                        Consolidated Statements of Income

                  Years ended December 31, 1998, 1997 and 1996

                                 (in thousands)



                                                               1998               1997              1996
                                                           ------------       ------------      ------------
Revenues (note 15):
    Traditional life insurance premiums                      $  96,423           116,402           113,176
    Accident and health insurance premiums                      25,183            23,921            23,478
    Annuity premiums and charges                                45,386            37,630            28,757
    Universal life policy charges                               59,743            50,991            42,304
    Net investment income (note 5)                             376,403           390,547           370,702
    Net realized gains on investments (note 5)                   1,693            12,500             8,761
    Other income                                                 3,113             2,265             1,861
    Contribution from the closed block (note 2)                  5,851                 -                 -
                                                             ---------         ---------         ---------
                                                               613,795           634,256           589,039
                                                             ---------         ---------         ---------

Benefits and expenses:
    Benefits and claims                                        389,579           398,598           379,116
    Provision for policyholders' dividends on
       participating policies (note 12)                         20,792            25,399            26,996
    Amortization of deferred policy acquisition costs           19,351            23,108            19,341
    Other operating costs and expenses                          75,698            80,792            71,111
                                                             ---------         ---------         ---------
                                                               505,420           527,897           496,564
                                                             ---------         ---------         ---------
             Income before Federal income taxes                108,375           106,359            92,475
                                                             ---------         ---------         ---------

Federal income taxes (note 8):
    Current expense                                             40,824            41,373            37,443
    Deferred benefit                                              (324)           (2,101)           (4,571)
                                                             ---------         ---------         ---------
                                                                40,500            39,272            32,872
                                                             ---------         ---------         ---------
             Net income                                      $  67,875            67,087            59,603
                                                             =========         =========         =========


See accompanying notes to consolidated financial statements.

            THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
     (a wholly-owned subsidiary of Ohio National Financial Services, Inc.)

                        Consolidated Statements of Equity
                  Years ended December 31, 1998, 1997 and 1996
                                 (in thousands)

                                                              ACCUMULATED
                                                                 OTHER
                                                 COMMON      COMPREHENSIVE       RETAINED          TOTAL
                                                  STOCK          INCOME          EARNINGS          EQUITY
                                               ----------    -------------      ----------        ---------
1996:
  Balance, beginning of year                    $      -          85,844          408,599          494,443
  Comprehensive income:
     Net income                                        -               -           59,603           59,603
     Other comprehensive loss (note 4)                 -         (39,037)               -          (39,037)
                                                                                                  --------
  Total comprehensive income                                                                        20,566
                                                --------        --------         --------         --------
  Balance, end of year                          $      -          46,807          468,202          515,009
                                                ========        ========         ========         ========

1997:
  Balance, beginning of year                    $      -          46,807          468,202          515,009
  Comprehensive income:
     Net income                                        -               -           67,087           67,087
     Other comprehensive income (note 4)               -          56,149                -           56,149
                                                                                                  --------
  Total comprehensive income                                                                       123,236
                                                --------        --------         --------         --------
  Balance, end of year                          $      -         102,956          535,289          638,245
                                                ========        ========         ========         ========

1998:
  Balance, beginning of year                    $      -         102,956          535,289          638,245
  Stock issuance                                  10,000               -          (10,000)               -
  Dividends paid                                       -               -           (2,000)          (2,000)
  Comprehensive income:
     Net income                                        -               -           67,875           67,875
     Other comprehensive income (note 4)               -           4,488                -            4,488
                                                                                                  --------
  Total comprehensive income                                                                        72,363
                                                --------        --------         --------         --------
  Balance, end of year                          $ 10,000         107,444          591,164          708,608
                                                ========        ========         ========         ========


See accompanying notes to consolidated financial statements.

            THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
      (a wholly-owned subsidiary of Ohio National Financial Services, Inc.)

                      Consolidated Statements of Cash Flows

                  Years ended December 31, 1998, 1997 and 1996

                                 (in thousands)

                                                                                  1998                1997                 1996
                                                                             -------------        --------------       -------------
Cash flows from operating activities:
    Net income                                                                $    67,875              67,087              59,603
    Adjustments to reconcile net income to net cash
       provided by operating activities:
          Capitalization of deferred policy acquisition costs                     (51,502)            (48,507)            (43,711)
          Amortization of deferred policy acquisition costs                        19,351              23,108              19,341
          Amortization and depreciation                                              (278)              4,342               1,095
          Realized gains on invested assets, net                                   (1,693)            (12,500)             (8,761)
          Deferred Federal income tax (benefit)                                      (324)             (2,101)             (4,571)
          (Increase) decrease in accrued investment income                          5,691              (1,740)                789
          (Increase) decrease in other assets                                      (6,383)            (14,548)              3,169
          Net increase in separate accounts                                       (18,279)            (16,011)               (958)
          Increase in policyholder account balances                                36,161              40,843              20,249
          (Decrease) increase in policyholders' dividend
             accumulations and other funds                                        (19,612)               (243)                 28
          Increase (decrease) in current Federal income tax payable                 8,572              (2,149)             (6,842)
          Increase in other liabilities                                            16,032               3,603              11,134
          Other, net                                                              (15,403)              1,946               1,885
          Closed block activity                                                   (11,268)                  -                   -
                                                                              -----------         -----------         -----------
                  Net cash provided by operating activities                        28,940              43,130              52,450
                                                                              -----------         -----------         -----------
Cash flows from investing activities:
    Proceeds from maturity of fixed maturities available-for-sale                  11,167             298,686             145,554
    Proceeds from sale of fixed maturities available-for-sale                     188,333              51,770              74,977
    Proceeds from sale of equity securities                                         9,603               4,996              15,001
    Proceeds from maturity of fixed maturities held-to-maturity                   103,534              75,530              57,129
    Proceeds from repayment of mortgage loans on real estate                      182,845             180,745             140,831
    Proceeds from sale of real estate                                              15,906              19,078               4,181
    Cost of fixed maturities available-for-sale acquired                         (293,287)           (367,027)           (331,991)
    Cost of equity securities acquired                                             (9,425)             (7,205)             (4,000)
    Cost of fixed maturities held-to-maturity acquired                           (121,886)           (110,982)            (76,022)
    Cost of mortgage loans on real estate acquired                               (197,021)           (321,914)           (332,088)
    Cost of real estate acquired                                                     (846)             (1,310)               (836)
    Change in policy loans, net                                                    (4,321)               (620)             (4,045)
    Change in other assets, net                                                     5,253                 312              (2,149)
    Change in closed block investments, net                                       (49,658)                  -                   -
                                                                              -----------         -----------         -----------
                  Net cash used in investing activities                          (159,803)           (177,941)           (313,458)
                                                                              -----------         -----------         -----------
Cash flows from financing activities:
    Increase in universal life and investment product account balances          1,133,125           1,000,919             973,793
    Decrease in universal life and investment product account balances           (940,656)           (884,395)           (745,546)
    Proceeds from note issue                                                            -                   -              49,340
    Repayment of note                                                                   -                   -             (16,477)
    Dividends to shareholders                                                      (2,000)                  -                   -
    Other, net                                                                     (3,361)                 80                  68
                                                                              -----------         -----------         -----------
                  Net cash provided by financing activities                       187,108             116,604             261,178
                                                                              -----------         -----------         -----------
Net increase (decrease) in cash and cash equivalents                               56,245             (18,207)                170
Cash and cash equivalents, beginning of year                                       51,521              69,728              69,558
                                                                              -----------         -----------         -----------
Cash and cash equivalents, end of year                                        $   107,766              51,521              69,728
                                                                              ===========         ===========         ===========

See accompanying notes to consolidated financial statements.

            THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
     (a wholly-owned subsidiary of Ohio National Financial Services, Inc.)

                   Notes to Consolidated Financial Statements

                        December 31, 1998, 1997 and 1996

                                 (in thousands)

(1)    ORGANIZATION, CONSOLIDATION POLICY AND BUSINESS DESCRIPTION

       The Ohio National Life Insurance Company (ONLIC) is a stock life insurance company. Ohio National Life Assurance Corporation (ONLAC) is a wholly-owned stock life insurance subsidiary included in the consolidated financial statements. The Company's other wholly-owned subsidiaries are not life insurance enterprises and are included in the consolidated financial statements on an equity basis. These non-insurance subsidiaries are not material to the Company's consolidated results of operations or financial position. ONLIC and its subsidiaries are collectively referred to as the "Company". All significant intercompany accounts and transactions have been eliminated in consolidation.

       On February 12, 1998, ONLIC's Board of Directors approved a plan of reorganization for the Company under the provision of Sections 3913.25 to 3913.38 of the Ohio Revised Code relating to mutual insurance holding companies. The plan of reorganization was approved by the Company's policyholders and by the Ohio Department of Insurance and became effective on August 1, 1998 (Effective Date). As part of the reorganization (see footnote (1)(k)), ONLIC became a stock company 100% owned by Ohio National Financial Services, Inc. (ONFS). ONFS is 100% owned by Ohio National Mutual Holdings, Inc. (ONMH), an Ohio mutual holding company.

       ONLIC and ONLAC are life and health insurers licensed in 47 states, the District of Columbia and Puerto Rico. The Company offers a full range of life, health and annuity products through exclusive agents and other distribution channels and is subject to competition from other insurers throughout the United States. The Company is subject to regulation by the Insurance Departments of states in which it is licensed and undergoes periodic examinations by those departments.

       The following is a description of the most significant risks facing life and health insurers and how the Company mitigates those risks:

              LEGAL/REGULATORY RISK is the risk that changes in the legal or regulatory environment in which an insurer operates will create additional expenses not anticipated by the insurer in pricing its products. That is, regulatory initiatives designed to reduce insurer profits, new legal theories or insurance company insolvencies through guaranty fund assessments may create costs for the insurer beyond those recorded in the consolidated financial statements. The Company mitigates this risk by offering a wide range of products and by operating throughout the United States, thus reducing its exposure to any single product or jurisdiction, and also by employing underwriting practices which identify and minimize the adverse impact of this risk.

              CREDIT RISK is the risk that issuers of securities owned by the Company or mortgagors on mortgage loans on real estate owned by the Company will default or that other parties, including reinsurers, which owe the Company money, will not pay. The Company minimizes this risk by adhering to a conservative investment strategy, by maintaining sound reinsurance and credit and collection policies and by providing for any amounts deemed uncollectible.



                                                                     (Continued)

            THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
     (a wholly-owned subsidiary of Ohio National Financial Services, Inc.)

                   Notes to Consolidated Financial Statements

                        December 31, 1998, 1997 and 1996

                                 (in thousands)


              INTEREST RATE RISK is the risk that interest rates will change and cause a decrease in the value of an insurer's investments. This change in rates may cause certain interest-sensitive products to become uncompetitive or may cause disintermediation. The Company mitigates this risk by charging fees for non-conformance with certain policy provisions, by offering products that transfer this risk to the purchaser, and/or by attempting to match the maturity schedule of its assets with the expected payouts of its liabilities. To the extent that liabilities come due more quickly than assets mature, an insurer would have to borrow funds or sell assets prior to maturity and potentially recognize a gain or loss.

(2)    SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

       The significant accounting policies followed by the Company that materially affect financial reporting are summarized below. The accompanying consolidated financial statements have been prepared in accordance with generally accepted accounting principles (GAAP) which differ from statutory accounting practices prescribed or permitted by regulatory authorities (see Note 3).

       (a)    VALUATION OF INVESTMENTS AND RELATED GAINS AND LOSSES

              Fixed maturity securities are classified as held-to-maturity when the Company has the positive intent and ability to hold the securities to maturity and are stated at amortized cost. Fixed maturity securities not classified as held-to-maturity and all equity securities are classified as available-for-sale and are stated at fair value, with the unrealized gains and losses, net of adjustments to deferred policy acquisition costs and deferred Federal income tax, reported as a separate component of equity that would have been required as a charge or credit to operations had such unrealized amounts been realized. The Company has no securities classified as trading.

              Mortgage loans on real estate are carried at the unpaid principal balance less valuation allowances. The Company provides valuation allowances for impairments of mortgage loans on real estate based on a review by portfolio managers. The measurement of impaired loans is based on the present value of expected future cash flows discounted at the loan's effective interest rate or, at the fair value of the collateral, if the loan is collateral dependent. Loans in foreclosure and loans considered to be impaired as of the balance sheet date are placed on non-accrual status and written down to the fair value of the existing property to derive a new cost basis. Cash receipts on non-accrual status mortgage loans on real estate are included in interest income in the period received.

              Real estate is carried at cost less accumulated depreciation and valuation allowances. Other long-term investments are carried on the equity basis, adjusted for valuation allowances.

              Realized gains and losses on the sale of investments are determined on the basis of specific security identification. Estimates for valuation allowances and other than temporary declines are included in realized gains and losses on investments.



                                                                     (Continued)

            THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
     (a wholly-owned subsidiary of Ohio National Financial Services, Inc.)

                   Notes to Consolidated Financial Statements

                        December 31, 1998, 1997 and 1996

                                 (in thousands)




       (b)    REVENUES AND BENEFITS

              Traditional life insurance products include those products with fixed and guaranteed premiums and benefits and consist primarily of whole life, limited-payment life, term life and certain annuities with life contingencies. Premiums for traditional life insurance products are recognized as revenue when due and collected. Benefits and expenses are associated with earned premiums so as to result in recognition of profits over the life of the contract. This association is accomplished by the provision for future policy benefits and the deferral and amortization of policy acquisition costs.

              Universal life products include universal life, variable universal life and other interest-sensitive life insurance policies. Investment products consist primarily of individual and group deferred annuities, annuities without life contingencies and guaranteed investment contracts. Revenues for universal life and investment products consist of net investment income and cost of insurance, policy administration and surrender charges that have been earned and assessed against policy account balances during the period. Policy benefits and claims that are charged to expense include benefits and claims incurred in the period in excess of related policy account balances, maintenance costs and interest credited to policy account balances.

              Accident and health insurance premiums are recognized as revenue in accordance with the terms of the policies. Policy claims are charged to expense in the period that the claims are incurred.

       (c)    DEFERRED POLICY ACQUISITION COSTS

              The costs of acquiring new business, principally commissions, certain expenses of the policy issue and underwriting department and certain variable agency expenses have been deferred. For traditional non-participating life insurance products, these deferred acquisition costs are predominantly being amortized with interest over the premium paying period of the related policies in proportion to premium revenue. Such anticipated premium revenue was estimated using the same assumptions as were used for computing liabilities for future policy benefits. For participating life insurance products, deferred policy acquisition costs are being amortized in proportion to gross margins of the related policies. Gross margins are determined for each issue year and are equal to premiums plus investment income less death claims, surrender benefits, administrative costs, expected policyholder dividends, and the increase in reserve for future policy benefits. For universal life and investment products, deferred policy acquisition costs are being amortized with interest over the lives of the policies in relation to the present value of the estimated future gross profits from projected interest margins, cost of insurance, policy administration and surrender charges. Deferred policy acquisition costs for participating life and universal life business are adjusted to reflect the impact of unrealized gains and losses on fixed maturity securities available-for-sale (see Note 2(a)).


                                                                     (Continued)

            THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
     (a wholly-owned subsidiary of Ohio National Financial Services, Inc.)

                   Notes to Consolidated Financial Statements

                        December 31, 1998, 1997 and 1996

                                 (in thousands)



       (d)    SEPARATE ACCOUNTS

              Separate Account assets and liabilities represent contractholders' funds which have been segregated into accounts with specific investment objectives. The investment income and gains or losses of these accounts accrue directly to the contractholders. The activity of the Separate Accounts is not reflected in the consolidated statements of income and cash flows except for the fees the Company receives for administrative services and risks assumed. Amounts provided by the Company to establish Separate Account investment portfolios, seed money, are not included in Separate Account liabilities.

       (e)    FUTURE POLICY BENEFITS

              Future policy benefits for traditional life have been calculated using a net level premium method based on estimates of mortality, morbidity, investment yields and withdrawals which were used or which were being experienced at the time the policies were issued, rather than the assumptions prescribed by state regulatory authorities (see Note 6).

              Future policy benefits for annuity policies in the accumulation phase, universal life and variable universal life policies have been calculated based on participants' aggregate account values.

       (f)    PARTICIPATING BUSINESS

              Participating business represents approximately 41% of the Company's ordinary life insurance in force in 1998. In 1997 and 1996, participating business represented approximately 42% and 43%, respectively, of the Company's ordinary life insurance in force. The provision for policyholder dividends is based on current dividend scales. Future dividends are provided for in future policy benefits based on dividend scales in effect as of December 31, 1998.

       (g)    REINSURANCE CEDED

              Reinsurance premiums ceded and reinsurance recoveries on benefits and claims incurred are deducted from the respective income and expense accounts. Assets and liabilities related to reinsurance ceded are reported on a gross basis.

       (h)    FEDERAL INCOME TAX

              The Company is included as part of the consolidated Federal income tax return of its ultimate parent, OHMH. The Company uses the asset and liability method of accounting for income tax. Under the asset and liability method, deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and operating loss and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. Under this method, the effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. Valuation allowances are established when necessary to reduce the deferred tax assets to the amounts expected to be realized.


                                                                     (Continued)

            THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
     (a wholly-owned subsidiary of Ohio National Financial Services, Inc.)

                   Notes to Consolidated Financial Statements

                        December 31, 1998, 1997 and 1996

                                 (in thousands)




       (i)    CASH EQUIVALENTS

              For purposes of the consolidated statements of cash flows, the Company considers all short-term investments with original maturities of three months or less to be cash equivalents.

       (j)    USE OF ESTIMATES

              In preparing the consolidated financial statements, management is required to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities as of the date of the consolidated financial statements and revenues and expenses for the reporting period. Actual results could differ significantly from those estimates.

              The estimates susceptible to significant change are those used in determining deferred policy acquisition costs, the liability for future policy benefits and claims and contingencies, and those used in determining valuation allowances for mortgage loans on real estate and real estate. Although some variability is inherent in these estimates, management believes the amounts provided are adequate.

       (k)    CLOSED BLOCK

              The Reorganization contained an arrangement, known as a closed block (the Closed Block), to provide for dividends on policies that were in force on the Effective Date and were within classes of individual policies for which the Company had a dividend scale in effect at the time of the Reorganization. The Closed Block was designed to give reasonable assurance to owners of affected policies that assets will be available to support such policies, including maintaining dividend scales in effect at the time of the Reorganization, if the experience underlying such scales continues. The assets, including revenue therefrom, allocated to the Closed Block will accrue solely to the benefit of the owners of policies included in the Closed Block until the Closed Block is no longer in effect. The Company will not be required to support the payment of dividends on Closed Block policies from its general funds.

              The financial information of the Closed Block, while prepared on a GAAP basis, reflects its contractual provisions and not its actual results of operations and financial position. Many expenses related to the Closed Block operations are charges to operations outside of the Closed Block; accordingly, the contribution from the Closed Block does not represent the actual profitability of the Closed Block operations. Operating costs and expenses outside of the Closed Block are, therefore, disproportionate to the business outside of the Closed Block.


                                                                     (Continued)

            THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
     (a wholly-owned subsidiary of Ohio National Financial Services, Inc.)

                   Notes to Consolidated Financial Statements

                        December 31, 1998, 1997 and 1996

                                 (in thousands)



Summarized financial information of the Closed Block as of December 31, 1998 and for the five months ended December 31, 1998, is as follow:


Closed Block assets:
     Fixed maturity securities available-for-sale, at fair value (amortized cost of         $
        $215,144)                                                                                 233,722
     Fixed maturity securities held-to-maturity, at amortized cost                                 70,000
     Short-term investments, at fair value                                                          3,615
     Mortgage loans on real estate, net                                                           100,756
     Policy loans                                                                                 116,745
     Accrued investment income                                                                      6,008
     Other assets                                                                                  10,528
     Reinsurance recoverable                                                                        2,871
     Deferred policy acquisition costs                                                             91,838
                                                                                               -----------
                                                                                            $     636,083
                                                                                               ===========

Closed Block liabilities:
     Future policy benefits and claims                                                            675,498
     Other policyowner funds                                                                        3,656
     Policyholders' dividend accumulations                                                         27,506
     Deferred Federal income tax liability                                                          6,502
                                                                                               -----------
                                                                                            $     713,162
                                                                                               ===========

Closed Block revenues and expenses:
     Traditional life insurance premiums                                                           31,731
     Net investment income                                                                         19,941
     Net realized gains on investments                                                                210
     Other income                                                                                      34
     Benefits and claims                                                                         (32,640)
     Amortization of deferred acquisition costs                                                   (4,187)
     Other operating costs and expenses                                                           (2,386)
     Provision for policyholders' dividends on participating policies                             (6,852)
                                                                                               -----------

      Income before Federal income taxes   (1)                                              $       5,851
                                                                                               ===========

(1) Represents contribution from the Closed Block.


                                                                     (Continued)

            THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
     (a wholly-owned subsidiary of Ohio National Financial Services, Inc.)

                   Notes to Consolidated Financial Statements

                        December 31, 1998, 1997 and 1996

                                 (in thousands)



       (l)    EMERGING ACCOUNTING ISSUES

              On January 1, 1998, the Company adopted Statement of Financial Accounting Standards No. 131, "Disclosures about Segments of an Enterprise and Related Information" (SFAS 131). SFAS 131 establishes standards for public companies to report information about operating segments in annual financial statements and selected information about operating segments in interim financial reports. SFAS 131 did not affect the results of operations of the Company or financial position.
              The segment information required by SFAS 131 is in note 15.

              On January 1, 1998, the Company adopted Statement of Financial Accounting Standards No. 132, "Employers' Disclosures about Pensions and Other Postretirement Benefits" (SFAS 132). SFAS 132 revises employers' disclosures about pension and other postretirement benefit plans. SFAS 132 does not change the measurement or recognition of benefit plans in the consolidated financial statements. The revised disclosures required by SFAS 132 are included in Note 11.

              In March 1998, the American Institute of Certified Public Accountants' Accounting Standards Executive Committee issued Statement of Position (SOP) 98-1, "Accounting for the Costs of Computer Software Developed or Obtained for Internal Use". SOP 98-1 provides guidance on the appropriate accounting treatment for costs incurred to develop or obtain computer software for internal use. Specifically, SOP 98-1 provides guidance for determining whether computer software is for internal use and when costs incurred for internal use software are to be capitalized. SOP 98-1 is effective for financial statements for fiscal years beginning after December 15, 1998 with earlier application encouraged. The Company does not believe that the adoption of SOP 98-1 will have a material impact on consolidated results of operations or financial condition.

              In June 1998, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 133, "Accounting for Derivative Instruments and Hedging Activities" (SFAS 133). SFAS 133 establishes accounting and reporting standards for derivative instruments and for hedging activities. Contracts that contain embedded derivatives, such as certain insurance contracts, are also addressed by the Statement. SFAS 133 requires that an entity recognize all derivatives as either assets or liabilities in the statement of financial position and that those assets or liabilities be measured at fair value. SFAS 133 is effective for all fiscal quarters of fiscal years beginning after June 15, 1999, with earlier application permitted. The Company is currently reviewing the requirements of this Statement and evaluating what, if any, impact it will have on consolidated results of operations and financial condition.

       (m)    RECLASSIFICATIONS

              Certain amounts in the 1997 and 1996 consolidated financial statements have been reclassified to conform with 1998 presentation.


                                                                     (Continued)

            THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
     (a wholly-owned subsidiary of Ohio National Financial Services, Inc.)

                   Notes to Consolidated Financial Statements

                        December 31, 1998, 1997 and 1996

                                 (in thousands)

(3)    BASIS OF PRESENTATION

       The accompanying consolidated financial statements have been prepared in accordance with GAAP which differs from statutory accounting practices prescribed or permitted by regulatory authorities. Annual Statements for ONLIC and ONLAC, insurance subsidiaries, filed with the Department of Insurance of the State of Ohio, are prepared on a basis of accounting practices prescribed or permitted by such regulatory authority. Prescribed statutory accounting practices include a variety of publications of the National Association of Insurance Commissioners
       (NAIC), as well as state laws, regulations and general administrative rules. Permitted statutory accounting practices encompass all accounting practices not so prescribed. ONLIC and ONLAC have no material permitted statutory accounting practices.

       The statutory basis net income and capital and surplus of ONLIC and ONLAC after intercompany eliminations included in the accompanying consolidated financial statements was $51,900, $53,696 and $44,503 for the years ended December 31, 1998, 1997 and 1996, respectively and $408,928 and $362,565 as of December 31, 1998 and 1997, respectively.


(4)    COMPREHENSIVE INCOME

       Pursuant to Statement of Financial Accounting Standards No. 130, "Reporting Comprehensive Income", the Consolidated Statements of Shareholders' Equity include a new measure called "Comprehensive Income". Comprehensive Income includes net income as well as certain items that are reported directly within a separate component of shareholders' equity that bypass net income. The components of other comprehensive income, including the related Federal tax amounts, were as follows for the years ended December 31:


                                                                          1998             1997              1996
                                                                        --------         --------         --------
Unrealized gains (losses) on securities available-for-sale
arising during the period:
          Net of adjustment to deferred policy acquisition costs        $ 11,418           86,670          (52,485)
          Related Federal tax (expense) benefit                           (4,003)         (30,335)          18,370
                                                                        --------         --------         --------
                        Net                                                7,415           56,335          (34,115)
                                                                        --------         --------         --------
Less:
Reclassification adjustment for net (gains) losses on
securities available-for-sale realized during the period:
          Gross                                                            4,504              287            7,572
          Related Federal tax expense (benefit)                           (1,577)            (101)          (2,650)
                                                                        --------         --------         --------
                        Net                                                2,927              186            4,922
                                                                        --------         --------         --------

Total other comprehensive income (loss)                                 $  4,488           56,149          (39,037)
                                                                        ========         ========         ========



                                                                     (Continued)

            THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
     (a wholly-owned subsidiary of Ohio National Financial Services, Inc.)

                   Notes to Consolidated Financial Statements

                        December 31, 1998, 1997 and 1996

                                 (in thousands)


(5)    INVESTMENTS

       An analysis of investment income and realized gains/(losses) by investment type follows for the years ended December 31:

                                                                                                   REALIZED GAINS (LOSSES)
                                                            INVESTMENT INCOME                           ON INVESTMENTS
                                                  ---------------------------------------   ---------------------------------------
                                                    1998           1997          1996          1998          1997          1996
                                                  ----------     ---------    -----------   -----------    ----------    ----------
         Securities available-for-sale:
            Fixed maturities                   $   204,171       207,377       203,271    $    (2,132)        2,056         3,168
            Equity securities                        2,638         2,793         4,021            178            38         4,077
         Fixed maturities held-to-maturity          59,524        62,348        61,509          5,325         2,539         1,304
         Mortgage loans on real estate             106,418       103,566        89,391            371         1,863         1,262
         Real estate                                 2,334         6,123         8,693          2,416         4,418          (605)
         Policy loans                                7,820         9,834         9,420              -             -             -
         Short-term                                    167         5,010         3,419              -             -             -
         Other                                       6,553         6,612         5,042         (4,558)         (387)       (1,434)
                                                  ----------     ----------    ----------    ----------    ----------    ----------
                Total                              389,625       403,663       384,766          1,600        10,527         7,772

         Investment expenses                       (13,222)      (13,116)      (14,064)
         Change in valuation allowances:
              Mortgage loans on real estate                                                        93           (63)          926
              Real estate and other                                                                 -         2,036            63
                                                                                             ----------    ----------    ----------
                                                                                                   93         1,973           989
                                                  -----------   -----------   -----------
                Net investment  income         $   376,403       390,547       370,702
                                                  ===========   ===========   ===========
                Net realized gains on
                                                                                             ----------    ----------    ----------
                  investments                                                             $     1,693        12,500         8,761
                                                                                             ==========    ==========    ==========



                                                                     (Continued)

            THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
     (a wholly-owned subsidiary of Ohio National Financial Services, Inc.)

                   Notes to Consolidated Financial Statements

                        December 31, 1998, 1997 and 1996

                                 (in thousands)


       The amortized cost and estimated fair value of securities available-for-sale and fixed maturities held-to-maturity were as follows:

                                                                              DECEMBER 31, 1998
                                                      ---------------------------------------------------------------------
                                                                            GROSS             GROSS
                                                        AMORTIZED         UNREALIZED        UNREALIZED          ESTIMATED
                                                           COST             GAINS             LOSSES           FAIR VALUE
                                                      -------------     --------------     -------------      -------------
Securities available-for-sale
-----------------------------
  Fixed maturities:
     U.S. Treasury securities and obligations of
         U.S. government operations and agencies        $  121,670            13,584                  -            135,254
     Obligations of states and political
         subdivisions                                       84,564             9,671                (40)            94,195
     Debt securities issued by foreign
         governments                                         2,888               735                  -              3,623
     Corporate securities                                1,593,332           123,019            (15,528)         1,700,823
     Mortgage-backed securities                            631,745            35,670               (758)           666,657
                                                        ----------        ----------         ----------         ----------
            Total fixed maturities                      $2,434,199           182,679            (16,326)         2,600,552
                                                        ==========        ==========         ==========         ==========
  Equity securities                                     $   42,457            54,234             (3,042)            93,649
                                                        ==========        ==========         ==========         ==========

Fixed maturity securities held-to-maturity
------------------------------------------
  Obligations of states and political                   $   10,265               825               (179)            10,911
     subdivisions
  Corporate securities                                     654,447            67,185               (529)           721,102
  Mortgage-backed securities                                14,816             1,233                  -             16,049
                                                        ----------        ----------         ----------         ----------
                                                        $  679,528            69,243               (708)           748,062
                                                        ==========        ==========         ==========         ==========



                                                                     (Continued)

            THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
     (a wholly-owned subsidiary of Ohio National Financial Services, Inc.)

                   Notes to Consolidated Financial Statements

                        December 31, 1998, 1997 and 1996

                                 (in thousands)



                                                                                 DECEMBER 31, 1997
                                                             -----------------------------------------------------------
                                                                                GROSS         GROSS
                                                              AMORTIZED      UNREALIZED     UNREALIZED     ESTIMATED
                                                                 COST           GAINS         LOSSES       FAIR VALUE
                                                             -------------  -------------- ------------- ---------------
        Securities available-for-sale
        -----------------------------
          Fixed maturities:
             U.S. Treasury securities and obligations of
                 U.S. government operations and agencies     $    125,785          7,976          (184)         133,577
             Obligations of states and political
                 subdivisions                                      53,646          4,449           (90)          58,005
             Corporate securities                               1,657,487        128,028        (1,565)       1,783,950
             Mortgage-backed securities                           688,343         25,142        (1,170)         712,315
                                                             -------------  -------------- ------------- ---------------
                    Total fixed maturities                   $  2,525,261        165,595        (3,009)       2,687,847
                                                             =============  ============== ============= ===============
          Equity securities                                  $     41,423         41,369          (809)          81,983
                                                             =============  ============== ============= ===============

        Fixed maturity securities held-to-maturity
        ------------------------------------------
          Obligations of states and political subdivisions   $     15,018          1,551          (403)          16,166

          Corporate securities                                    695,480         69,463        (3,248)         761,695
          Mortgage-backed securities                               14,394            775           (47)          15,122
                                                             -------------  -------------- ------------- ---------------
                                                             $    724,892         71,789        (3,698)         792,983
                                                             =============  ============== ============= ===============

       The components of unrealized gains on securities available-for-sale, net, were as follows for the years ended December 31:

                                                                       1998            1997
                                                                    -----------     -----------

         Gross unrealized gain                                   $     217,545         203,146
         Adjustment to deferred policy acquisition costs               (48,834)        (41,350)
         Deferred Federal income tax                                   (61,267)        (58,840)
                                                                    -----------     -----------
                                                                 $     107,444         102,956
                                                                    ===========     ===========

       The net unrealized gain on securities available-for-sale includes a net unrealized gain on equity securities of $30,823 in 1998 ($24,715 in 1997) and a net unrealized gain on fixed maturities of $76,621 in 1998 ($78,241 in 1997).


                                                                     (Continued)

            THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
     (a wholly-owned subsidiary of Ohio National Financial Services, Inc.)

                   Notes to Consolidated Financial Statements

                        December 31, 1998, 1997 and 1996

                                 (in thousands)


       An analysis of the change in gross unrealized gains (losses) on securities available-for-sale and fixed maturities held-to-maturity follows for the years ended December 31:

                                                        1998          1997             1996
                                                      ----------    ----------     -----------

         Securities available-for-sale:
             Fixed maturities                      $      3,767        91,601        (95,101)
             Equity securities                           10,632        15,972          4,769
         Fixed maturities held-to-maturity                  444        14,217        (39,811)

       The amortized cost and estimated fair value of fixed maturity securities available-for-sale and fixed maturity securities held-to-maturity as of December 31, 1998, by contractual maturity, are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

                                                                       FIXED MATURITY SECURITIES
                                                    -----------------------------------------------------------------
                                                          AVAILABLE-FOR-SALE                 HELD-TO-MATURITY
                                                    -------------------------------    ------------------------------
                                                     AMORTIZED         ESTIMATED         AMORTIZED        ESTIMATED
                                                        COST           FAIR VALUE          COST          FAIR VALUE
                                                    -------------     -------------    --------------    ------------

         Due in one year or less                 $        48,114            49,448            27,847           29,841
         Due after one year through five years           518,076           544,771           197,361          211,673
         Due after five years through ten years          814,285           856,819           308,397          337,787
         Due after ten years                           1,053,724         1,149,514           145,923          168,761
                                                    -------------     -------------    --------------    ------------
                                                 $     2,434,199         2,600,552           679,528          748,062
                                                    =============     =============    ==============    ============

       Proceeds from the sale of securities available-for-sale (excludes calls) during 1998, 1997 and 1996 were $3,186, $51,770, and $74,977, respectively. Gross gains of $0 ($203 in 1997 and $1,667 in 1996) and gross losses of $38 ($283 in 1997 and $534 in 1996) were realized on those sales.

       Investments with an amortized cost of $11,750 and $7,700 as of December 31, 1998 and 1997, respectively, were on deposit with various regulatory agencies as required by law.

       Real estate is presented at cost less accumulated depreciation of $1,730 in 1998 ($11,172 in 1997) and valuation allowances of $0 in 1998 and 1997.

       The Company generally initiates foreclosure proceedings on all mortgage loans on real estate delinquent sixty days. There were no foreclosures of mortgage loans on real estate in 1998 and one mortgage loan on real estate of $570 in process of foreclosure as of December 31, 1998.


                                                                     (Continued)

            THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
     (a wholly-owned subsidiary of Ohio National Financial Services, Inc.)

                   Notes to Consolidated Financial Statements

                        December 31, 1998, 1997 and 1996

                                 (in thousands)



(6)    FUTURE POLICY BENEFITS AND CLAIMS

       The liability for future policy benefits for universal life insurance policies and investment contracts (approximately 93% of the total liability for future policy benefits as of December 31, 1998 and approximately 68% of the total liability for future policy benefits as of December 31, 1997) has been established based on accumulated contract values without reduction for surrender penalty provisions. The average interest rate credited on investment product policies was 6.7%, 6.8% and 6.8% for the years ended December 31, 1998, 1997 and 1996, respectively.

       The liability for future policy benefits for traditional life policies has been established based upon the net level premium method using the following assumptions:

               Interest rates:  Interest rates vary as follows:

                       YEAR OF ISSUE                     INTEREST RATE
                       -------------                     -------------

                       1998, 1997 and 1996               4 - 5.5%
                       1995 and prior                    2.25 - 6.0%

               Withdrawals: Rates, which vary by issue age, type of coverage and policy duration, are based on Company experience

               Mortality: Mortality and morbidity rates are based on published tables, guaranteed in insurance contracts.


(7)    NOTES PAYABLE

       On July 11, 1994, the Company issued $50,000, 8.875% surplus notes, due July 15, 2004. On May 21, 1996, the Company issued $50,000, 8.5% surplus notes, due May 15, 2026. Concurrent with the issue of the new notes, $15,000 of the notes issued on July 11, 1994 were retired. Total interest paid was $7,356, $7,356 and $6,290 during the years ended December 31, 1998, 1997 and 1996, respectively.

       The notes have been issued in accordance with Section 3941.13 of the Ohio Revised Code. Interest payments, scheduled semi-annually, must be approved for payment by the Director of the Department of Insurance of the State of Ohio. All issuance costs have been capitalized and are being amortized over the terms of the notes.


                                                                     (Continued)

            THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
     (a wholly-owned subsidiary of Ohio National Financial Services, Inc.)

                   Notes to Consolidated Financial Statements

                        December 31, 1998, 1997 and 1996

                                 (in thousands)




(8)    FEDERAL INCOME TAX

       Prior to 1984, the Life Insurance Company Income Tax Act of 1959, as amended by the Deficit Reduction Act of 1984 (DRA), permitted the deferral from taxation of a portion of statutory income under certain circumstances. In these situations, the deferred income was accumulated in the Policyholders' Surplus Account (PSA). Management considers the likelihood of distributions from the PSA to be remote; therefore, no Federal income tax has been provided for such distributions in the financial statements. The DRA eliminated any additional deferrals to the PSA. Any distributions from the PSA, however, will continue to be taxable at the then current tax rate. The pre-tax balance of the PSA is approximately $5,257 as of December 31, 1998.

       Total income taxes for the years ended December 31, 1998, 1997 and 1996 were allocated as follows:

                                                                 1998             1997            1996
                                                              ------------     -----------     -----------

         Operations                                        $      40,500           39,272          32,872
         Unrealized gains (loss) on securities
             available for sale                                    2,426           30,324         (22,045)
                                                              ------------     -----------     -----------
                                                           $      42,926           69,596          10,827
                                                              ============     ===========     ===========



       Total Federal income tax expense for the years ended December 31, 1998, 1997 and 1996 differs from the amount computed by applying the U.S. Federal income tax rate to income before tax as follows:

                                              1998                     1997                     1996
                                      ----------------------   ----------------------   ----------------------
                                        AMOUNT         %         AMOUNT        %          AMOUNT         %
                                      -----------   --------   -----------  ---------   -----------   --------
        Computed (expected)
             tax expense            $     37,931      35.0         37,226     35.0          32,366      35.0
        Differential earnings              1,232       1.1          3,720      3.5           3,616       3.9
        Dividends received
             deduction and tax
             exempt interest              (1,279)     (1.1)        (1,406)    (1.3)         (1,440)     (1.6)
        Other, net                         2,616       2.4           (268)    (0.3)         (1,670)     (1.8)
                                      -----------   --------   -----------  ---------   -----------   --------
                                    $     40,500      37.4         39,272     36.9          32,872      35.5
                                      ===========   ========   ===========  =========   ===========   ========

       Included in other, net in 1998 are non-deductible expenses related to the reorganization to a mutual holding company structure.

       Total Federal income tax paid was $32,251, $43,522 and $44,823 (net of refunds of $6,661, $0 and $0) during the years ended December 31, 1998, 1997 and 1996, respectively.


                                                                     (Continued)

            THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
     (a wholly-owned subsidiary of Ohio National Financial Services, Inc.)

                   Notes to Consolidated Financial Statements

                        December 31, 1998, 1997 and 1996

                                 (in thousands)




       The tax effects of temporary differences between the financial statement carrying amounts and tax basis of assets and liabilities that give rise to significant components of the net deferred tax liability as of December 31, 1998 and 1997 relate to the following:

                                                                                         1998           1997
                                                                                      -----------    -----------
         Deferred tax assets:
              Future policy benefits                                               $     64,968         57,903
              Mortgage loans on real estate                                               3,130          1,986
              Other assets and liabilities                                               12,722         14,063
                                                                                      -----------    -----------
                       Total gross deferred tax assets                                   80,820         73,952
                                                                                      -----------    -----------


         Deferred tax liabilities:
              Fixed maturity securities available-for-sale                               59,115         57,290
              Deferred policy acquisition costs                                          70,311         66,844
              Other fixed maturities, equity securities and other
                  long-term investments                                                  17,523         14,286
              Other                                                                       1,353            912
                                                                                      -----------    -----------
                       Total gross deferred tax liabilities                             148,302        139,332
                                                                                      -----------    -----------
                       Net deferred tax liability                                  $     67,482         65,380
                                                                                      ===========    ===========



       The Company has determined that a deferred tax asset valuation allowance was not needed as of December 31, 1998 and 1997. In assessing the realization of deferred tax assets, management considers whether it is more likely than not that the deferred tax assets will be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which those temporary differences become deductible. Management considers primarily the scheduled reversal of deferred tax liabilities and tax planning strategies in making this assessment and believes it is more likely than not the Company will realize the benefits of the deductible differences remaining as of December 31, 1998.

(9)    DISCLOSURES ABOUT FAIR VALUE OF FINANCIAL INSTRUMENTS

       Statement of Financial Accounting Standards No. 107, Disclosures about Fair Value of Financial Instruments (SFAS 107) requires disclosure of fair value information about existing on and off-balance sheet financial instruments. SFAS 107 excludes certain assets and liabilities, including insurance contracts, other than policies such as annuities that are classified as investment contracts, from its disclosure requirements. Accordingly, the aggregate fair value amounts presented do not represent the underlying value of the Company. The tax ramifications of the related unrealized gains and losses can have a significant effect on fair value estimates and have not been considered in the estimates.


                                                                     (Continued)

            THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
     (a wholly-owned subsidiary of Ohio National Financial Services, Inc.)

                   Notes to Consolidated Financial Statements

                        December 31, 1998, 1997 and 1996

                                 (in thousands)



       The following methods and assumptions were used by the Company in estimating its fair value disclosures:

             CASH, SHORT-TERM INVESTMENTS AND POLICY LOANS - The carrying amount reported in the balance sheets for these instruments approximate their fair value.

             INVESTMENT SECURITIES - Fair value for equity securities and fixed maturity securities are the same as market value. Market value generally represents quoted market prices traded in the public market place. For fixed maturity securities not actively traded, or in the case of private placements, fair value is estimated by discounting expected future cash flows using a current market rate applicable to the yield, credit quality and duration of investments.

             SEPARATE ACCOUNT ASSETS AND LIABILITIES - The fair value of assets held in Separate Accounts is based on quoted market prices. The fair value of liabilities related to Separate Accounts is the accumulated contract values in the Separate Account portfolios.

             MORTGAGE LOANS ON REAL ESTATE - The fair value for mortgage loans on real estate is estimated using discounted cash flow analyses, using interest rates currently being offered for similar loans to borrowers with similar credit ratings. Loans with similar characteristics are aggregated for purposes of the calculations.

             INVESTMENT CONTRACTS - Fair value for the Company's liabilities under investment type contracts is disclosed using two methods. For investment contracts without defined maturities, fair value is the amount payable on demand. For investment contracts with known or determined maturities, fair value is estimated using discounted cash flow analysis. Interest rates used are similar to currently offered contracts with maturities consistent with those remaining for the contracts being valued.

             NOTE PAYABLE - The fair value for the note payable was determined by discounting the scheduled cash flows of the note using a market rate applicable to the yield, credit quality and maturity of a similar debt instrument.

             POLICYHOLDERS' DIVIDEND ACCUMULATION AND OTHER POLICYHOLDER FUNDS - The carrying amount reported in the consolidated balance sheets for these instruments approximates their fair value.



                                                                     (Continued)

            THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
     (a wholly-owned subsidiary of Ohio National Financial Services, Inc.)

                   Notes to Consolidated Financial Statements

                        December 31, 1998, 1997 and 1996

                                 (in thousands)



       The carrying amount and estimated fair value of financial instruments subject to SFAS 107 were as follows as of December 31:

                                                                     1998                           1997
                                                         -----------------------------  -----------------------------
                                                           CARRYING        ESTIMATED       CARRYING      ESTIMATED
                                                            AMOUNT        FAIR VALUE        AMOUNT      FAIR VALUE
                                                         --------------  --------------  ------------- --------------
        ASSETS
           Investments:
             Securities available-for-sale:
                Fixed maturities                       $    2,600,552        2,600,552      2,687,847      2,687,847
                Equity securities                              93,649           93,649         81,983         81,983
             Fixed maturities held-to-maturity                679,528          748,062        724,892        792,983
             Mortgage loans on real estate                  1,144,424        1,242,109      1,230,256      1,324,735
             Policy loans                                      40,810           40,810        153,348        153,348
             Short-term investments                            98,315           98,315         37,509         37,509
           Cash                                                 9,451            9,451         14,012         14,012
           Assets held in Separate Accounts                 1,154,576        1,154,576        916,790        916,790

        LIABILITIES
           Guaranteed investment contracts             $    1,094,242        1,096,184      1,041,271      1,050,429
           Individual deferred annuity contracts            1,076,504        1,063,799      1,088,355      1,056,643
           Other annuity contracts                            898,781          945,694        921,100        957,977
           Note payable                                        84,278           92,732         84,234         95,544
           Dividend accumulations and
             other policyholder funds                          59,880           59,880         79,492         79,492
           Liabilities related to separate accounts         1,107,049        1,107,049        887,542        887,542


(10)   ADDITIONAL FINANCIAL INSTRUMENTS DISCLOSURE

       (a)    FINANCIAL INSTRUMENTS WITH OFF-BALANCE-SHEET RISK

              The Company is a party to financial instruments with off-balance-sheet risk in a normal course of business through management of its investment portfolio. The Company had outstanding commitments to fund mortgage loans, bonds and venture capital partnerships of approximately $229,000 and $144,000 as of December 31, 1998 and 1997, respectively. These commitments involve, in varying degrees, elements of credit and market risk in excess of amounts recognized in the financial statements. The credit risk of all financial instruments, whether on- or off-balance sheet, is controlled through credit approvals, limits, and monitoring procedures.


                                                                     (Continued)

            THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
     (a wholly-owned subsidiary of Ohio National Financial Services, Inc.)

                   Notes to Consolidated Financial Statements

                        December 31, 1998, 1997 and 1996

                                 (in thousands)



       (b)    SIGNIFICANT CONCENTRATIONS OF CREDIT RISK

              Mortgage loans are collateralized by the underlying properties. Collateral must meet or exceed 125% of the loan at the time the loan is made. The Company grants mainly commercial mortgage loans to customers throughout the United States. The Company has a diversified loan portfolio, and total loans in any state do not exceed 10% of the total loan portfolio as of December 31, 1998. The summary below depicts loan exposure of remaining principal balances by type as of December 31, 1998 and 1997:

                                                                       1998           1997
                                                                   -------------  -------------
        Mortgage assets by type
        -----------------------
             Retail                                             $       329,040        332,621
             Office                                                     294,183        345,313
             Apartment                                                  265,746        297,647
             Industrial                                                 152,840        159,425
             Other                                                      111,243        104,886
                                                                   -------------  -------------
                                                                      1,153,052      1,239,892
                 Less valuation allowances                                8,628          9,636
                                                                   -------------  -------------
                      Total mortgage loans on real estate, net  $     1,144,424      1,230,256
                                                                   =============  =============


(11)   PENSIONS AND OTHER POSTRETIREMENT BENEFITS

       The Company sponsors a funded pension plan covering all home office employees. Retirement benefits are based on years of service and the highest average earnings in five of the last ten years. The Company also sponsors unfunded pension plans covering home office employees where benefits exceed Code 401(a)(17) and Code 415 limits and covering general agents. The general agents plan provides benefits based on years of service and average compensation during the final five and ten years of service

       The Company currently offers eligible retirees the opportunity to participate in a health plan. The Company has two health plans, one is offered to home office employees, the other is offered to career agents.

           Home Office Employee Health Plan
           --------------------------------

           The Company provides a declining service schedule. Only home office employees hired prior to January 1, 1996, may become eligible for these benefits provided that the employee meets the age and years of service requirements. The plan states that an employee becomes eligible as follows: age 55 with 20 years of credited service at retirement, age 56 with 18 years of service, age 57 with 16 years of service grading to age 64 with 2 years of service. The health plan is contributory with retirees contributing approximately 15% of premium for coverage.


                                                                     (Continued)

            THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
     (a wholly-owned subsidiary of Ohio National Financial Services, Inc.)

                   Notes to Consolidated Financial Statements

                        December 31, 1998, 1997 and 1996

                                 (in thousands)



           Career Agents Health Plan
           -------------------------

           Only career agents with contracts effective prior to January 1, 1996, may become eligible for these benefits provided that the agent is at least age 55 and has 15 years of credited service at retirement. The health plan is contributory, with retirees contributing approximately 47% of medical costs.

                                                      PENSION BENEFITS                  OTHER BENEFITS
                                                 -------------------------         -------------------------
                                                   1998              1997             1998             1997
                                                 --------         --------         --------         --------
CHANGE IN BENEFIT OBLIGATION
Benefit obligation at beginning of year          $ 45,583           39,047           14,572           14,584
Service cost                                        2,520            2,221              258              301
Interest cost                                       3,131            3,072              333              468
Actuarial gain (loss)                                 738            5,063             (643)            (474)
Benefits paid                                      (5,195)          (3,820)            (282)            (307)
                                                 --------         --------         --------         --------
Benefit obligation at end of year                $ 46,777           45,583           14,238           14,572
                                                 ========         ========         ========         ========

CHANGE IN PLAN ASSETS
Fair value of assets at beginning of year        $ 24,854           24,050                -                -
Actual return on plan assets                        1,335            2,273                -                -
Employer contribution                                 701            1,226                -                -
Benefits paid                                      (3,093)          (2,695)               -                -
                                                 --------         --------         --------         --------
Fair value of assets at end of year              $ 23,797           24,854                -                -
                                                 ========         ========         ========         ========

CALCULATION OF FUNDED STATUS
Funded status                                    $(22,980)         (20,729)         (14,238)         (14,572)
Unrecognized actuarial loss                         9,625            8,687                -                -
Unrecognized prior service cost                      (745)            (812)               -                -
                                                 --------         --------         --------         --------
Net amount recognized                            $(14,100)         (12,854)         (14,238)         (14,572)
                                                 ========         ========         ========         ========


The following table shows the portions of the above values, in aggregate, attributable to the pension plans whose Accumulated Benefit Obligation exceeds Plan Assets.

                                                          PENSION BENEFITS
                                           -------------------------------------------
                                             1998              1997             1996
                                             ----              ----             ----
Projected Benefit Obligation                  18,708           18,299          14,613
Accumulated Benefit Obligation                13,864           14,307          11,396
Assets                                           -                257             243
Minimum Liability                             13,864           14,050          11,153
Accrued Pension Cost                         (10,829)          (9,620)         (9,221)
Unrecognized Transition Obligation             2,620            2,911           3,202


                                                                     (Continued)

            THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
     (a wholly-owned subsidiary of Ohio National Financial Services, Inc.)

                   Notes to Consolidated Financial Statements

                        December 31, 1998, 1997 and 1996

                                 (in thousands)



WEIGHTED AVERAGE ASSUMPTIONS AS OF DECEMBER 31
                                                          PENSION BENEFITS                OTHER BENEFITS
                                                    --------------------------------    -----------------------------
                                                         1998              1997            1998             1997
                                                    ---------------     ------------    ------------     ------------
Discount rate                                             5.80%            5.90%            6.94%            7.50%
Expected return on plan assets                            9.00%            9.00%             -                -
Rate of compensation increase                             5.70%            5.40%             -                -

For measurement purposes, a nine percent annual rate of increase in the per capita cost of covered health care benefits was assumed for 1999. The rate was assumed to decrease gradually to five percent for 2001 and remain at that level thereafter.

COMPONENTS OF NET PERIODIC BENEFIT COST
                                                    PENSION BENEFITS                         OTHER BENEFITS
                                          --------------------------------------   -----------------------------------
                                             1998          1997         1996         1998        1997         1996
                                          -----------    ----------   ----------   ---------   ----------  -----------
Service cost                            $   2,520         2,221         2,169         258          301         467
Interest cost                               3,131         3,072         2,896         333          468         768
Expected return on plan assets             (2,087)       (2,037)       (1,860)          -            -           -
Amortization of prior service cost            (67)          (67)          (67)       (504)        (367)       (199)
Recognized actuarial loss                     564           300           384        (139)        (107)          -
                                          -----------    ----------   ----------   ----------  ----------   ----------
Net periodic benefit cost               $   4,061         3,489         3,522         (52)         295       1,036
                                          ===========    ==========   ==========   ==========  ==========   ==========

       The health care cost trend rate assumption has a significant effect on the amounts reported for the health care plan. A one percentage point increase in the assumed health care cost trend rate would increase the accumulated postretirement benefit obligation as of December 31, 1998 and 1997 by $236 and $1,078, respectively, and the net periodic postretirement benefit cost for the years ended December 31, 1998 and 1997 by $17 and $36, respectively.

       The Company also maintains a qualified contributory defined contribution profit sharing plan covering substantially all employees. Company contributions to the Profit Sharing Plan are based on the net earnings of the Company and are payable at the sole discretion of management. The expense reported for contributions to the plan for 1998, 1997, and 1996 were $1,829, $1,825 and $1,614, respectively.

       The Company has other deferred compensation and supplemental pension plans. The expenses for these plans in 1998, 1997 and 1996 were $5,697, $3,949 and $2,950, respectively.

 (12)  REGULATORY RISK-BASED CAPITAL, RETAINED EARNINGS AND DIVIDEND
       RESTRICTIONS

       ONLIC and ONLAC exceed the minimum risk-based capital requirements as established by the NAIC as of December 31, 1998.

       The Company has designated a portion of retained earnings for separate account contingencies and investment guarantees totaling $1,648 and $1,673 as of December 31, 1998 and 1997, respectively.

       The payment of dividends by the Company to its participating policyholders is based on the dividend scale declared at least annually by the Company's Board of Directors.



                                                                     (Continued)

            THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
     (a wholly-owned subsidiary of Ohio National Financial Services, Inc.)

                   Notes to Consolidated Financial Statements

                        December 31, 1998, 1997 and 1996

                                 (in thousands)


(13)   BANK LINES OF CREDIT

       As of December 31, 1998 and 1997, ONLIC had a $10,000 unsecured line of credit which was not utilized during 1998 and 1997.

(14)   CONTINGENCIES

       The Company and its subsidiaries are defendants in various legal actions arising in the normal course of business. While the outcome of such matters cannot be predicted with certainty, management believes such matters will be resolved without material adverse impact on the financial condition of the Company.

       The Company routinely enters into reinsurance transactions with other insurance companies. This reinsurance involves either ceding certain risks to or assuming risks from other insurance companies. The primary purpose of ceded reinsurance is to protect the Company from potential losses in excess of levels that it is prepared to accept. Reinsurance does not discharge the Company from its primary liability to policyholders and to the extent that a reinsurer should be unable to meet its obligations, the Company would be liable to policyholders. The Company has reinsurance recoverables of $75,394 and $61,862 at December 31, 1998 and 1997, respectively. Ceded premiums approximated 9%, 11%, and 11% of gross earned life and accident and health premiums during 1998, 1997 and 1996, respectively.

 (15)  SEGMENT INFORMATION

       The Company conducts its business in two segments: life and other insurance and annuity and investment products. Life and other insurance includes whole life, universal life, variable universal life, and endowments, as well as term life, health insurance, and other miscellaneous insurance products provided to individuals and groups. All products within this segment share similar distribution systems and some degree of mortality (loss of life) or morbidity (loss of health) risk. The products in this segment are designed to provide a vehicle for risk management for policyholders. Annuity and investment products include guaranteed investment and accumulated deposit contracts issued to groups and deferred and immediate annuities issued to individuals. The products in this segment are primarily designed for asset accumulation and generation of investment returns. All revenue, expense, asset and liability amounts are allocated to one of the two segments. As such, the sum of the financial information from these segments equals the information of the Company as a whole.



                                                                     (Continued)

            THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
     (a wholly-owned subsidiary of Ohio National Financial Services, Inc.)

                   Notes to Consolidated Financial Statements

                        December 31, 1998, 1997 and 1996

                                 (in thousands)


                                                                               FOR THE YEAR ENDED OR AS OF
                                                                                    DECEMBER 31, 1998
                                                           ------------------------------------------------------------------
                                                                                        ANNUITY AND
                                                             LIFE AND OTHER              INVESTMENT
                                                                INSURANCE                 PRODUCTS                 TOTAL
                                                            ------------------     ---------------------    -----------------

Premiums, policy charges and investment income (1)     $            304,174                307,928                   612,102
Net realized gains (losses) on investments                             (920)                 2,613                     1,693
                                                            ------------------     ---------------------    -----------------
          Total revenues                                            303,254                310,541                   613,795
                                                            ==================     =====================    =================

Income before Federal income taxes                                   44,897                 63,477                   108,375
                                                            ==================     =====================    =================

Total assets                                                      2,389,353              4,470,553                 6,859,906
                                                            ==================     =====================    =================


                                                                               FOR THE YEAR ENDED OR AS OF
                                                                                    DECEMBER 31, 1997
                                                            -----------------------------------------------------------------
                                                                                       ANNUITY AND
                                                             LIFE AND OTHER        INVESTMENT PRODUCTS
                                                                INSURANCE                                        TOTAL
                                                            ------------------     --------------------    ------------------

Premiums, policy charges and investment income        $             314,379                307,377                  621,756
Net realized gains on investments                                     7,892                  4,608                   12,500
                                                            ------------------     ---------------------    -----------------
          Total revenues                              $             322,271                311,985                  634,256
                                                            ==================     ====================    ==================

Income before Federal income taxes                    $              49,013                 57,346                  106,359
                                                            ==================     ====================    ==================

Total assets                                          $           2,972,192              3,358,370                6,330,562
                                                            ==================     ====================    ==================


                                                                               FOR THE YEAR ENDED OR AS OF
                                                                                    DECEMBER 31, 1996
                                                            -----------------------------------------------------------------
                                                                                       ANNUITY AND
                                                             LIFE AND OTHER        INVESTMENT PRODUCTS
                                                                INSURANCE                                        TOTAL
                                                            ------------------     --------------------    ------------------

Premiums, policy charges and investment income        $             295,860                284,418                  580,278
Net realized gains on investments                                     3,330                  5,431                    8,761
                                                            ------------------     ---------------------    -----------------
          Total revenues                              $             299,190                289,849                  589,039
                                                            ==================     ====================    ==================

Income before Federal income taxes                    $              45,057                 47,418                   92,475
                                                            ==================     ====================    ==================

Total assets                                          $           2,522,004              3,259,585                5,781,589
                                                            ==================     ====================    ==================

(1) Premiums, policy charges and investment income for life and other insurance includes the net contribution from Closed Block for the year ended December 31, 1998.

                                                                      SCHEDULE 1

            THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
      (a wholly-owned subsidiary of Ohio National Financial Services, Inc.)

                    Consolidating Information - Balance Sheet

                                December 31, 1998

                                 (in thousands)



                                                          THE OHIO             OHIO
                                                        NATIONAL LIFE      NATIONAL LIFE
                                                          INSURANCE          ASSURANCE
                             ASSETS                        COMPANY          CORPORATION      ELIMINATIONS      CONSOLIDATED
                                                        -------------      --------------    ------------      ------------
INVESTMENTS:
    Securities available-for-sale, at fair value:
       Fixed maturities                                  $1,994,118           606,434                 -          2,600,552
       Equity securities                                    305,844                 -          (212,195)            93,649
    Fixed maturities held-to-maturity, at                                                             -
       amortized cost                                       581,952            97,576                 -            679,528
    Mortgage loans on real estate, net                      914,777           229,647                 -          1,144,424
    Real estate, net                                          8,724                 -                 -              8,724
    Policy loans                                                213            40,597                 -             40,810
    Other long-term investments                              41,697                 -                 -             41,697
    Short-term investments                                   89,318             8,997                 -             98,315
                                                         ----------        ----------        ----------         ----------
             Total investments                            3,936,643           983,251          (212,195)         4,707,699
Cash                                                          3,248             6,203                 -              9,451
Accrued investment income                                    46,425            11,963                 -             58,388
Deferred policy acquisition costs                            44,699           138,582                 -            183,281
Reinsurance recoverable                                      19,915           105,119           (49,640)            75,394
Other assets                                                 39,838             3,791            (8,595)            35,034
Assets held in Separate Accounts                          1,051,270           103,306                 -          1,154,576
Closed block assets                                         636,083                 -                 -            636,083
                                                         ----------        ----------        ----------         ----------
             Total assets                                $5,778,121         1,352,215          (270,430)         6,859,906
                                                         ==========        ==========        ==========         ==========

                     LIABILITIES AND EQUITY

Future policy benefits and claims                         3,016,148         1,001,501           (49,640)         3,968,009
Policyholders' dividend accumulations                        46,276                 -                 -             46,276
Other policyholder funds                                     11,247             2,357                 -             13,604
Note payable, net                                            84,278                 -                 -             84,278
Federal income taxes:
    Current                                                  19,434             1,796                 -             21,230
    Deferred                                                 56,127            11,355                 -             67,482
Other liabilities                                           119,098            19,705            (8,595)           130,208
Liabilities related to Separate Accounts                  1,003,743           103,306                 -          1,107,049
Closed block liabilities                                    713,162                 -                 -            713,162
                                                         ----------        ----------        ----------         ----------
             Total liabilities                            5,069,513         1,140,020           (58,235)         6,151,298
                                                         ----------        ----------        ----------         ----------
EQUITY:
    Common stock and paid-in-capital                         10,000            36,625           (36,625)            10,000
    Accumulated other comprehensive income                  107,444            12,211           (12,211)           107,444
    Retained earnings                                       591,164           163,359          (163,359)           591,164
                                                         ----------        ----------        ----------         ----------
             Total equity                                   708,608           212,195          (212,195)           708,608
                                                         ----------        ----------        ----------         ----------
             Total liabilities and equity                $5,778,121         1,352,215          (270,430)         6,859,906
                                                         ==========        ==========        ==========         ==========


See accompanying independent auditors' report.

                                                                      SCHEDULE 2

            THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
      (a wholly-owned subsidiary of Ohio National Financial Services, Inc.)

                 Consolidating Information - Statement of Income

                          Year ended December 31, 1998

                                 (in thousands)



                                                       THE OHIO             OHIO
                                                     NATIONAL LIFE     NATIONAL LIFE
                                                       INSURANCE         ASSURANCE
                                                        COMPANY         CORPORATION       ELIMINATIONS      CONSOLIDATED
                                                     -------------     --------------     ------------      ------------

Revenues:
    Traditional life insurance premiums                $  95,438             3,167            (2,182)           96,423
    Accident and health insurance premiums                17,375             7,808                 -            25,183
    Annuity premiums and charges                          44,520               866                 -            45,386
    Universal life policy charges                              -            59,743                 -            59,743
    Net investment income                                332,588            69,547           (25,732)          376,403
    Net realized gains on investments                      1,492               201                 -             1,693
    Other income                                             (33)            3,146                 -             3,113
    Contribution from the closed block                     5,851                 -             5,851
                                                       ---------         ---------         ---------         ---------
                                                         497,231           144,478           (27,914)          613,795
                                                       ---------         ---------         ---------         ---------

Benefits and expenses:
    Benefits and claims                                  312,916            76,663                 -           389,579
    Provision for policyholders' dividends on
       participating policies                             20,792                 -                 -            20,792
    Amortization of deferred policy acquisition
       costs                                               6,908            12,443                 -            19,351
Other operating costs and expenses                        62,482            15,398            (2,182)           75,698
                                                       ---------         ---------         ---------         ---------
                                                         403,098           104,504            (2,182)          505,420
                                                       ---------         ---------         ---------         ---------
             Income before Federal income taxes           94,133            39,974           (25,732)          108,375
                                                       ---------         ---------         ---------         ---------

Federal income taxes:
    Current expense                                       24,811            16,013                 -            40,824
    Deferred (benefit) expense                             1,447            (1,771)                -              (324)
                                                       ---------         ---------         ---------         ---------
                                                          26,258            14,242                 -            40,500
                                                       ---------         ---------         ---------         ---------
             Net income                                $  67,875            25,732           (25,732)           67,875
                                                       =========         =========         =========         =========


See accompanying independent auditors' report.

ITEM 24.  FINANCIAL STATEMENTS AND EXHIBITS

The following financial statements of the Registrant are included in Part B of this Registration Statement:

      Independent Auditors' Report of KPMG LLP dated February 5, 1999

      Statement of Assets and Contract Owners' Equity dated December 31, 1998

      Statement of Operations and Changes in Contract Owners' Equity for the Year Ended December 31, 1998

      Notes to Financial Statements dated December 31, 1998

      Schedule of Changes in Unit Values for the Year Ended December 31, 1998

The following consolidated financial statements of The Depositor and its subsidiaries are also included in Part B of this Registration Statement:

      Independent Auditors' Report of KPMG LLP dated January 29, 1999

      Consolidated Balance Sheets dated December 31, 1998 and 1997

      Consolidated Statements of Income for the Years Ended December 31, 1998, 1997 and 1996

      Consolidated Statements of Equity for the Years Ended December 31, 1998, 1997 and 1996

      Consolidated Statements of Cash Flows for the Years Ended December 31, 1998, 1997 and 1996

      Notes to Consolidated Financial Statements dated December 31, 1998, 1997 and 1996

The following financial information is included in Part A of this Registration
Statement:

      Accumulation Unit Values

Consents of the Following Persons:

      KPMG LLP

Exhibits:

All relevant exhibits, which have previously been filed with the Commission and are incorporated herein by reference, are as follows:

      (1) Resolution of Board of Directors of the Depositor authorizing establishment of the Registrant was filed as Exhibit A(1) of the registration statement of Ohio National Variable Account A ("VAA") on Form S-6 on August 3, 1982 (File no. 2-78652).

      (3)(a) Principal Underwriting Agreement for Variable Annuities between the Depositor and Ohio National Equities, Inc. was filed as Exhibit
             (3)(a) of Form N-4, Post-effective Amendment no. 21 of Ohio National Variable A (File no. 2-91213) on April 25, 1997.

      (3)(b) Registered Representative's Sales Contract with Variable Annuity Supplement was filed as Exhibit (3)(b) of VAA's Form N-4, Post-effective Amendment no. 9 on February 27, 1991 (File no. 2-91213).

      (3)(c) Variable Annuity Sales Commission Schedule was filed as Exhibit A(3)(c) of VAA's registration statement on Form S-6 on May 18, 1984 (File no. 2-91213).

      (4) Group Annuity, Form GA-93-VF-1, was filed as Exhibit (4) of the Registrant's registration statement on Form N-4 on July 20, 1994.

      (4)(a) Group Annuity Certificate, Form GA-93-VF-1C, was filed as Exhibit
             (4)(a) of the Registrant's registration statement on July 20, 1994.

      (5) Group Annuity Application, Form 3762-R, was filed as Exhibit (5) of the Registrant's registration statement on July 20, 1994.

      (6)(a) Articles of Incorporation of the Depositor were filed as Exhibit A(6)(a) of Ohio National Variable Interest Account registration statement on Form N-8B-2 on July 11, 1980 (File no. 811- 3060).

      (6)(b) Code of Regulations (by-laws) of the Depositor were filed as Exhibit A(6)(b) of Ohio National Variable Interest Account registration statement on Form N-8B-2 on July 11, 1980 (File no. 811- 3060).

      (8) Powers of Attorney by certain Directors of the Depositor were filed as Exhibit (8) of Post-effective Amendment no. 22 of Ohio
             National Variable Account A registration statement on Form N-4 on March 2, 1998 (File no. 2-91213) and Exhibit (8)(a) of Post-effective Amendment no. 2 of Ohio National Variable Account A registration statement on Form N-4 on March 2, 1999 (File no. 333-43511).

      (13) Computation of Performance Data was filed as Exhibit (13) of Form N-4, Pre-effective Amendment no. 1, of Ohio National Variable Account A (File no. 333-43511) on April 10, 1998.

ITEM 25.  DIRECTORS AND OFFICERS OF THE DEPOSITOR

Name and Principal                 Positions and Offices
Business Address                   with Depositor
----------------                   --------------

Trudy K. Backus*                   Vice President, Individual Insurance Services

Thomas A. Barefield*               Senior Vice President, Institutional Sales

Howard C. Becker*                  Senior Vice President, Individual Insurance
                                   & Corporate Services

Ronald L. Benedict*                Corporate Vice President, Counsel and
                                   Secretary


Michael A. Boedeker*               Vice President, Senior Investment Officer


Robert A. Bowen*                   Senior Vice President, Information Systems

Roylene M. Broadwell*              Vice President & Treasurer


Joseph P. Brom*                    Director and Executive Vice President


Dale P. Brown                      Director
36 East Seventh Street
Cincinnati, Ohio 45202

Jack E. Brown                      Director
50 E. Rivercenter Blvd.
Covington, Kentucky 41011

William R. Burleigh                Director
One West Fourth Street
Suite 1100
Cincinnati, Ohio 45202

Victoria B. Buyniski               Director
2343 Auburn Avenue
Cincinnati, Ohio 45219


Christopher A. Carlson*            Vice President, Senior Investment Officer


Raymond R. Clark                   Director
201 East Fourth Street
Cincinnati, Ohio 45202

David W. Cook*                     Senior Vice President and Actuary

Ronald J. Dolan*                   Director and Senior Vice President and Chief
                                   Financial Officer

Michael J. Ferry*                  Vice President, Information Systems

Michael F. Haverkamp*              Vice President and Counsel


John W. Hayden                     Director
7000 Midland Boulevard
Batavia, Ohio 45103


John A. Houser III*                Vice President, Claims

Name and Principal                Positions and Offices
Business Address                  with Depositor
----------------                  --------------

Charles S. Mechem, Jr.            Director
One East Fourth Street
Cincinnati, Ohio 45202

James I. Miller, II*              Vice President, Marketing Support

Thomas O. Olson*                  Vice President, Underwriting

David B. O'Maley*                 Director, Chairman, President and Chief
                                  Executive Officer

James F. Orr                      Director
201 East Fourth Street
Cincinnati, Ohio 45202

John J. Palmer*                   Director and Senior Vice President, Strategic
                                  Initiatives

George B. Pearson, Jr.*           Vice President, PGA Marketing

J. Donald Richardson*             Senior Regional Vice President

D. Gates Smith*                   Director and Senior Vice President, Sales

Michael D. Stohler*               Vice President, Mortgages and Real Estate

Stuart G. Summers*                Director and Senior Vice President and General
                                  Counsel

Dennis C. Twarogowski*            Vice President, Career Marketing

Oliver W. Waddell                 Director
425 Walnut Street
Cincinnati, Ohio 45202

Dr. David S. Williams*            Vice President and Medical Director

Stephen T. Williams*              Vice President, Equity Investments


*The principal business address for these individuals is One Financial Way, Montgomery, Ohio 45242.

--------------------------------------------------------------------------------
              THE OHIO NATIONAL LIFE INSURANCE COMPANY/CINCINNATI
      A MUTUAL LIFE INSURANCE COMPANY INCORPORATED UNDER THE LAWS OF OHIO
--------------------------------------------------------------------------------





-------------------------------       --------------------------------------
ENTERPRISE PARK, INC.                 OHIO NATIONAL EQUITIES INC.

A GEORGIA CORPORATION                 A BROKER/DEALER
REAL ESTATE DEVELOPMENT COMPANY       CAPITALIZED BY ONLI @ $30,000
CAPITALIZED BY ONLI $50,000


-------------------------------       --------------------------------------
Pres. & Dir.        M. Stohler        Chm. & Dir.               D. O'Maley

V.P. & Dir.         J. Brom           Pres. & Dir.              J. Palmer

Secy. & Dir.        J. Fischer        VP & Dir.                 T. Backus

Treas. & Dir.       D. Taney          VP & Dir.                 J. Miller

                                      Sr. VP                    T. Barefield

                                      Secretary & Dir.          R. Benedict

                                      Treasurer &
                                        Compliance Officer      B. Turner

                                      Asst. Secy.               M. Haverkamp



-------------------------------       --------------------------------------

-------------------------------------------------------------------------------------------------------------------
                                  THE OHIO NATIONAL LIFE INSURANCE COMPANY/CINCINNATI
                        A MUTUAL LIFE INSURANCE COMPANY INCORPORATED UNDER THE LAWS OF OHIO
-------------------------------------------------------------------------------------------------------------------
                                                   S E P A R A T E  A C C O U N T S
                                                   --------------------------------
                                                          A  B  C  D  E  F
                                                   --------------------------------

-------------------------------    ------------------------------            -------------------------------------
OHIO NATIONAL INVESTMENTS, INC.    THE O.N. EQUITY SALES COMPANY             OHIO NATIONAL LIFE
                                                                             ASSURANCE CORPORATION
AN INVESTMENT ADVISER              AN OHIO CORPORATION                       AN OHIO CORPORATION
CAPITALIZED BY ONLI @ $10,000      A BROKER/DEALER                           A STOCK LIFE INSURANCE COMPANY
                                   CAPITALIZED BY ONLI @ $790,000            CAPITALIZED BY ONLI @ $32,000,000
                                                                             INCORPORATED UNDER THE LAWS OF OHIO
-------------------------------    -----------------------------------       ------------------------------------
                                   Chm. & Dir.            D. O'Maley         Chm./Pres/.CEO & Dir.  D. O'Maley
Pres. & Dir.        J. Brom                                                  Sr. VP & Dir.          R. Dolan
                                   Pres. & Dir.           J. Palmer          Sr. VP & Dir.          J. Palmer
VP & Dir.           M. Boedeker                                              Sr. VP & Dir.          S. Summers
                                   V.P. & Dir.            M. Haverkamp       Sr. VP & Dir.          J. Brom
VP & Dir.           M. Stohler                                               Sr. VP                 T. Barefield
                                   Secy. & Dir.           R. Benedict        Sr. Vice Pres.         A. Bowen
VP & Dir.           S. Williams                                              Sr. Vice Pres.         D. Cook
                                   Treasurer &                               Sr. Vice Pres.         G. Smith
VP & Dir.           C. Carlson       Compliance Director  B. Turner          Vice Pres. & Treas.    R. Broadwell
                                                                             Vice President         M. Boedeker
Treasurer           D. Taney                                                 Vice President         T. Backus
                                                                             Vice President         G. Pearson
Secretary           R. Benedict                                              Vice President         M. Stohler
                                                                             Vice Pres.             J. Houser
VP                  D. Hundley                                               Vice President         D. Twarogowski
VP                  J. Martin                                                VP & Secy.             R. Benedict
                                                                             Asst. Secy.            J. Fischer
                                                                             Asst. Actuary          K. Flischel
-------------------------------    ------------------------------            -----------------------------------
                                                                                       SEPARATE ACCOUNT
                                                                             -----------------------------------
                                                                                              R
                                                                                             ---
                                  <= Advisor to  Advisor to =>
                 --------------------------------------------------------
------------------                    --------------------------------          --------------------------------
ONE FUND, INC.                        O.N. INVESTMENT MANAGEMENT CO.            OHIO NATIONAL FUND

A MARYLAND CORPORATION                AN OHIO CORPORATION                       A MARYLAND CORPORATION
AN OPEN END DIVISIFIED                A FINANCIAL ADVISORY SERVICE              AN OPEN END DIVERSIFIED
MANAGEMENT INVESTMENT COMPANY         CAPITALIZED BY ONESCO @ $145,000          MANAGEMENT INVESTMENT COMPANY
-----------------------------         --------------------------------          --------------------------------
Pres. & Dir.        J. Palmer         Pres. & Dir.        J. Palmer             Pres. & Dir.        J. Palmer
Vice. Pres.         M. Boedeker                                           ----- Vice President      M. Boedeker
Vice  Pres.         J. Brom           VP & Dir.           G. Smith              Vice President      J. Brom
Vice Pres.          T. Barefield                                                Vice President      S. Williams
Vice Pres.          S. Williams       Treasurer           B. Turner             Treasurer           D. Taney
Treasurer           D. Taney                                            --------Secy. & Dir.        R. Benedict
Secy. & Dir.        R. Benedict       Secretary & Dir.    M. Haverkamp          Director            R. Love
Director            R. Love                                                     Director            G. Castrucci
Director            G. Castrucci                                                Director            G. Vredeveld
Director            G. Vredeveld                                                Sr. VP              T. Barefield



---------------------------------     --------------------------------            ---------------------------------

*The principal business address for these individuals is One Financial Way, Montgomery, Ohio 45242.

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

The Organization Chart showing the relationships among the Depositor, the Registrant and their affiliated entities is on page 4A hereof.

ITEM 27. NUMBER OF CONTRACTOWNERS


As of September 28, 1999, the Registrant's contracts were owned by 145 owners.


ITEM 28. INDEMNIFICATION

The sixth article of the Depositor's Articles of Incorporation, as amended, provides as follows:

      Each former, present and future Director, Officer or Employee of the Corporation (and his heirs, executors or administrators), or any such person (and his heirs, executors or administrators) who serves at the Corporation's request as a director, officer, partner, member or employee of another corporation, partnership or business organization or association of any type whatsoever shall be indemnified by the Corporation against reasonable expenses, including attorneys' fees, judgments, fine and amounts paid in settlement actually and reasonably incurred by him in connection with the defense of any contemplated, pending or threatened action, suit or proceeding, civil, criminal, administrative or investigative, other than an action by or in the right of the corporation, to which he is or may be made a party by reason of being or having been such Director, Officer, or Employee of the Corporation or having served at the Corporation's request as such director, officer, partner, member or employee of any other business organization or association, or in connection with any appeal therein, provided a determination is made by majority vote of a disinterested quorum of the Board of Directors (a) that such a person acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of the Corporation, and (b) that, in any matter the subject of criminal action, suit or proceeding, such person had no reasonable cause to believe his conduct was unlawful. The termination of any action, suit or proceeding by judgment, order, settlement, conviction, or upon a plea of nolo contendere or its equivalent, shall not, of itself create a presumption that the person did not act in good faith in any manner which he reasonably believed to be in or not opposed to the best interests of the Corporation, and with respect to any criminal action or proceeding, he had reasonable cause to believe that his conduct was unlawful. Such right of indemnification shall not be deemed exclusive of any other rights to which such person may be entitled. The manner by which the right to indemnification shall be determined in the absence of a disinterested quorum of the Board of Directors shall be set forth in the Code of Regulations or in such other manner as permitted by law. Each former, present, and future Director, Officer or Employee of the Corporation (and his heirs, executors or administrators) who serves at the Corporation's request as a director, officer, partner, member or employee of another corporation, partnership or business organization or association of any type whatsoever shall be indemnified by the Corporation against reasonable expenses, including attorneys' fees, actually and reasonably incurred by him in connection with the defense or settlement of any contemplated, pending or threatened action, suit or proceeding, by or in the right of the Corporation to procure a judgment in its favor, to which he is or may be a party by reason of being or having been such Director, Officer or Employee of the Corporation or having served at the Corporation's request as such director, officer, partner, member or employee of any other business organization or association, or in connection with any appeal therein, provided a determination is made by majority vote of a disinterested quorum of the Board of Directors (a) that such person was not, and has not been adjudicated to have been negligent or guilty of misconduct in the performance of his duty to the Corporation or to such other business organization or association, and (b) that such person acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of the Corporation. Such right of indemnification shall not be deemed exclusive of any other rights to which such person may be entitled. The manner by which the right of indemnification shall be determined in the absence of a disinterested quorum of the Board of Directors shall be as set forth in the Code of Regulations or in such other manner as permitted by law.

In addition, Article XII of the Depositor's Code of Regulations states as follows:

      If any director, officer or employee of the Corporation may be entitled to indemnification by reason of Article Sixth of the Amended Articles of Corporation, indemnification shall be made upon either (a) a determination in writing of the majority of disinterested directors present, at a meeting of the Board at which all disinterested directors present constitute a quorum, that the director, officer or employee in question was acting in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of this Corporation or of such other business organization or association in which he served at the Corporation's request, and that, in any matter which is the subject of a criminal action, suit or proceeding, he had no reasonable cause to believe that his conduct was unlawful and in an action by or in the right of the Corporation to procure a judgment in its favor that such person was not and has not been adjudicated to have been negligent or guilty of misconduct in the performance of his duty to the Corporation or to such other business organization or association; or (b) if the number of all disinterested directors would not be sufficient at any time to constitute a quorum, or if the number of disinterested directors present at two consecutive meetings of the Board has not been sufficient to constitute a quorum, a determination to the same effect as set forth in the foregoing clause (a) shall be made in a written opinion by independent legal counsel other than an attorney, or a firm having association with it an attorney, who has been retained by or who has performed services for this Corporation, or any person to be indemnified within the past five years, or by the majority vote of the policyholders, or by the Court of Common Pleas or the court in which such action, suit or proceeding was brought. Prior to making any such determination, the Board of Directors shall first have received the written opinion of General Counsel that a number of directors sufficient to constitute a quorum, as named therein, are disinterested directors. Any director who is a party to or threatened with the action, suit or proceeding in question, or any related action, suit or proceeding, or has had or has an interest therein adverse to that of the Corporation, or who for any other reason has been or would be affected thereby, shall not be deemed a disinterested director and shall not be qualified to vote on the question of indemnification. Anything in this Article to the contrary notwithstanding, if a judicial or administrative body determines as part of the settlement of any action, suit or proceeding that the Corporation should indemnify a director, officer or employee for the amount of the settlement, the Corporation shall so indemnify such person in accordance with such determination. Expenses incurred with respect to any action, suit or proceeding which may qualify for indemnification may be advanced by the Corporation prior to final disposition thereof upon receipt of an undertaking by or on behalf of the director, officer or employee to repay such amount if it is ultimately determined hereunder that he is not entitled to indemnification or to the extent that the amount so advanced exceeds the indemnification to which he is ultimately determined to be entitled.

ITEM 29.  PRINCIPAL UNDERWRITERS

The principal underwriter of the Registrant's securities is Ohio National Equities, Inc. ("ONEQ"). ONEQ is a wholly-owned subsidiary of the Depositor. ONEQ also serves as the principal underwriter of securities issued by Ohio National Variable Accounts A and B, other separate accounts of the Depositor which are registered as unit investment trusts; and Ohio National Variable Account R, a separate account of the Depositor's subsidiary, Ohio National Life Assurance Corporation, which separate account is also registered as a unit investment trust; and ONE Fund, Inc., an open-end investment company of the management type.

The directors and officers of ONEQ are:


      Name                                 Position with ONEQ
      ----                                 -----------------------

      David B. O'Maley                     Chairman and Director
      John J. Palmer                       President & Chief Executive Officer and Director
      Thomas A. Barefield                  Senior Vice President
      Trudy K. Backus                      Vice President and Director
      Ronald L. Benedict                   Secretary and Director
      Barbara A. Turner                    Operations Vice President, Treasurer and Compliance Officer
      James I. Miller II                   Vice President and Director

The principal business address of each of the foregoing is One Financial Way, Cincinnati, Ohio 45242.

During the last fiscal year, ONEQ received the following commissions and other compensation, directly or indirectly, from the Registrant:

Net Underwriting               Compensation
Discounts and on Redemption    Brokerage
Commissions                    or Annuitization               Commissions            Compensation
-----------                    ----------------               -----------            ------------
$195,038                            None                          None                   None

ITEM 30.  LOCATION OF ACCOUNTS AND RECORDS

The books and records of the Registrant which are required under Section 31(a) of the 1940 Act and Rules thereunder are maintained in the possession of the following persons:

(1)      Journals and other records of original entry:

         The Ohio National Life Insurance Company ("Depositor")
         One Financial Way
         Montgomery, Ohio  45242

         Firstar Bank, N.A. ("Custodian")
         425 Walnut Street
         Cincinnati, Ohio 45202

(2)      General and auxiliary ledgers:

         Depositor and Custodian

(3)      Securities records for portfolio securities:

         Custodian

(4)      Corporate charter, by-laws and minute books:

         Registrant has no such documents.

(5)      Records of brokerage orders:

         Not applicable.

(6)      Records of other portfolio transactions:

         Custodian

(7)      Records of options:

         Not applicable

(8)      Records of trial balances:

         Custodian

(9)      Quarterly records of allocation of brokerage orders and commissions:

         Not applicable

(10) Records identifying persons or group authorizing portfolio transactions:

         Depositor

(11)     Files of advisory materials:

         Not applicable

(12)     Other records

         Custodian and Depositor

ITEM 31.  MANAGEMENT SERVICES

Not applicable.

ITEM 32.  UNDERTAKINGS AND REPRESENTATIONS

Representation pursuant to Section 26(e)(2)(A) of the Investment Company Act of 1940, as amended, was furnished in the Registrant's Form N-4, Post-effective Amendment No. 5, on April 25, 1997.

                                   SIGNATURES



As required by the Securities Act of 1933 and the Investment Company Act of 1940, the registrant, Ohio National Variable Account D, certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this registration statement and has caused this post-effective amendment to the registration statement to be signed on its behalf in the City of Montgomery and the State of Ohio on this 4th day of October, 1999.


                        OHIO NATIONAL VARIABLE ACCOUNT D
                                (Registrant)

                        By THE OHIO NATIONAL LIFE INSURANCE COMPANY
                                    (Depositor)


                        By  /s/ John J. Palmer
                           --------------------------------------
                         John J. Palmer, Senior Vice President,
                                          Strategic Initiatives

Attest:

/s/Ronald L. Benedict
------------------------------------
Ronald L. Benedict
Corporate Vice President, Counsel
and Secretary



As required by the Securities Act of 1933 and the Investment Company Act of 1940, the depositor, The Ohio National Life Insurance Company, has caused this post-effective amendment to the registration statement to be signed on its behalf in the City of Cincinnati and the State of Ohio on the 4th day of October, 1999.


                    THE OHIO NATIONAL LIFE INSURANCE COMPANY
                                    (Depositor)


                    By  /s/ John J. Palmer
                       ----------------------------------------
                      John J. Palmer, Senior Vice President,
                                      Strategic Initiatives

Attest:


/s/Ronald L. Benedict
---------------------------------
Ronald L. Benedict
Corporate Vice President, Counsel
and Secretary

As required by the Securities Act of 1933, this post-effective amendment to the registration statement has been signed below by the following persons in the capacities and on the dates indicated.


Signature                                  Title                                     Date
---------                                  -----                                     ----
/s/ David B. O'Maley                       Chairman, President,                 October 4, 1999
----------------------                     Chief Executive Officer
 David B. O'Maley                          and Director

/s/ Joseph P. Brom                         Director                             October 4, 1999
----------------------
 Joseph P. Brom

*s/ Dale P. Brown                          Director                             October 4, 1999
----------------------
 Dale P. Brown


*s/ Jack E. Brown                          Director                             October 4, 1999
----------------------
 Jack E. Brown


*s/ William R. Burleigh                    Director                             October 4, 1999
----------------------
 William R. Burleigh


*s/ Victoria B. Buyniski                   Director                             October 4, 1999
----------------------
 Victoria B. Buyniski


*s/ Raymond R. Clark                       Director                             October 4, 1999
----------------------
 Raymond R. Clark


s/ Ronald J. Dolan                         Director                             October 4, 1999
----------------------
 Ronald J. Dolan


                                           Director
----------------------
 John W. Hayden


*s/ Charles S. Mechem, Jr.                 Director                             October 4, 1999
----------------------
 Charles S. Mechem, Jr.


*s/ James F. Orr                           Director                             October 4, 1999
----------------------
 James F. Orr


s/ John J. Palmer                          Director                             October 4, 1999
----------------------
 John J. Palmer


s/ D. Gates Smith                          Director                             October 4, 1999
----------------------
 D. Gates Smith


s/ Stuart G. Summers                       Director                             October 4, 1999
----------------------
 Stuart G. Summers


*s/ Oliver W. Waddell                      Director                             October 4, 1999
----------------------
 Oliver W. Waddell





*By s/ John J. Palmer
   ----------------------------
   John J. Palmer, Attorney in Fact pursuant to Powers of Attorney, copies of which are filed as exhibits to the Registrant's registration statement.

                         INDEX OF CONSENTS AND EXHIBITS


                                                                                                Page Number in
Exhibit                                                                                         Sequential
Number                  Description                                                             Numbering System
------                  -----------                                                             ----------------

                        Consent of KPMG LLP

                          INDEPENDENT AUDITORS' CONSENT


The Board of Directors of
     The Ohio National Life Insurance Company and
Contract Owners of
     Ohio National Variable Account D:


We consent to use of our reports dated February 5, 1999 for the Ohio National Variable Account D and January 29, 1999 for The Ohio National Life Insurance Company and subsidiaries as included herein and to the reference to our firm under the heading "Independent Certified Public Accountants" in the Statement of Additional Information included herein.







Cincinnati, Ohio
October 4, 1999